Document and Entity Information	18 Months Ended
	Jun. 30, 2013	Sep. 10, 2013
Document And Entity Information
Entity Registrant Name	Bullfrog Gold Corp.
Entity Central Index Key	0001448597
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	true
Amendment Description	Amendment1
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		44,263,545
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 603,233	$ 1,815,055
Deposits	13,344	151,125
Prepaid expenses	478,804	46,619
Total current assets	1,095,381	2,012,799
Other assets
Mineral properties	1,200,700	800,700
Deferred financing fees	1,270,684
Total other assets	2,471,384	800,700
Total assets	3,566,765	2,813,499
Current liabilities
Accounts payable	84,915	61,294
Other liabilities	8,462	10,661
Total current liabilities	93,377	71,955
Warrant liability	1,447,905	2,361,925
Note payable	428,148
Total liabilities	1,969,430	2,433,880
Stockholders' equity (deficit)
Common stock, 200,000,000 shares authorized, $ .0001 par value; 37,766,385 shares and 29,897,846 shares issued and outstanding as of 12/31/12 and 12/31/11, respectively; Common stock, 200,000,000 shares authorized, $ .0001 par value; 42,458,945 shares and 37,766,385 shares issued and outstanding as of 6/30/13 and 12/31/12, respectively	3,777	2,990
Additional paid in capital	5,231,233	2,644,795
Deficit accumulated during the exploration stage	(3,638,175)	(2,268,625)
Total stockholders' equity	1,597,335	379,619
Total liabilities and stockholders' equity	3,566,765	2,813,499
Preferred Stock Series A
Stockholders' equity (deficit)
Preferred stock, 50,000,000 shares authorized, $.0001 par value Series A 3,000,000 issued and 4,586,539 issued and outstanding as of 12/31/12 and 12/31/11, respectively, Series B 2,004,600 issued and none issued and outstanding as of 12/31/12 and 12/31/11, respectively	300	459
Preferred Stock Series B
Stockholders' equity (deficit)
Preferred stock, 50,000,000 shares authorized, $.0001 par value Series A 3,000,000 issued and 4,586,539 issued and outstanding as of 12/31/12 and 12/31/11, respectively, Series B 2,004,600 issued and none issued and outstanding as of 12/31/12 and 12/31/11, respectively	$ 200

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	37,766,385	29,897,846
Common stock, shares outstanding	37,766,385	29,897,846
Preferred Stock Series B
Preferred stock, shares issued	2,004,600	0
Preferred stock, shares outstanding	2,004,600	0
Preferred Stock Series A
Preferred stock, shares issued	3,000,000	4,586,539
Preferred stock, shares outstanding	3,000,000	4,586,539

Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 728,328	$ 603,233
Deposits	13,344	13,344
Prepaid expenses	83,384	478,804
Total current assets	825,056	1,095,381
Other assets
Mineral properties	1,430,700	1,200,700
Deferred financing fees	943,786	1,270,684
Total other assets	2,374,486	2,471,384
Total assets	3,199,542	3,566,765
Current liabilities
Accounts payable	65,729	84,915
Other liabilities	8,546	8,462
Total current liabilities	74,275	93,377
Warrant liability	508,315	1,447,905
Note payable	1,723,973	428,148
Total liabilities	2,306,563	1,969,430
Stockholders' equity (deficit)
Common stock, 200,000,000 shares authorized, $ .0001 par value; 37,766,385 shares and 29,897,846 shares issued and outstanding as of 12/31/12 and 12/31/11, respectively; Common stock, 200,000,000 shares authorized, $ .0001 par value; 42,458,945 shares and 37,766,385 shares issued and outstanding as of 6/30/13 and 12/31/12, respectively	4,246	3,777
Additional paid in capital	5,978,834	5,231,233
Deficit accumulated during the exploration stage	(5,090,370)	(3,638,175)
Total stockholders' equity	892,979	1,597,335
Total liabilities and stockholders' equity	3,199,542	3,566,765
Series B Preferred Stock
Stockholders' equity (deficit)
Preferred stock, 50,000,000 shares authorized, $.0001 par value, Series A 687,500 and 3,000,000 issued and outstanding as of 6/30/13 and 12/31/12, respectively, Series B 2,004,600 issued and outstanding as of 6/30/13 and 12/31/12	200	200
Series A Preferred Stock
Stockholders' equity (deficit)
Preferred stock, 50,000,000 shares authorized, $.0001 par value, Series A 687,500 and 3,000,000 issued and outstanding as of 6/30/13 and 12/31/12, respectively, Series B 2,004,600 issued and outstanding as of 6/30/13 and 12/31/12	$ 69	$ 300

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	42,458,945	37,766,385
Common stock, shares outstanding	42,458,945	37,766,385
Series B Preferred Stock
Preferred stock, shares issued	2,004,600	2,004,600
Preferred stock, shares outstanding	2,004,600	2,004,600
Series A Preferred Stock
Preferred stock, shares issued	687,500	3,000,000
Preferred stock, shares outstanding	687,500	3,000,000

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		36 Months Ended	42 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Operating expenses
General and administrative	$ 296,907	$ 268,279	$ 651,937	$ 540,112	$ 1,589,502	$ 608,750	$ 2,217,382	$ 2,869,319
Exploration costs	42,938	531,811	463,235	860,512	967,323	127,336	1,105,719	1,568,954
Marketing	486,746	578,297	1,181,410	837,905	1,271,551	374,853	1,646,404	2,827,814
Total operating expenses	826,591	1,378,387	2,296,582	2,238,529	3,828,376	1,110,939	4,969,505	7,266,087
Net operating loss	(826,591)	(1,378,387)	(2,296,582)	(2,238,529)	(3,828,376)	(1,110,939)	(4,969,505)	(7,266,087)
Gain (loss) on extinguishment of debt	(6,845)		(6,845)			28,499	28,499	21,654
Interest expense	(189,107)		(364,819)		(39,771)	(18,941)	(69,070)	(433,889)
Revaluation of warrant liability	691,230	421,048	1,216,051	1,213,857	2,498,597	(1,126,696)	1,371,901	2,587,952
Net loss	$ (331,313)	$ (957,339)	$ (1,452,195)	$ (1,024,672)	$ (1,369,550)	$ (2,228,077)	$ (3,638,175)	$ (5,090,370)
Weighted average common shares outstanding - basic and diluted	42,278,945	29,927,190	41,246,842	29,912,437	30,463,966	14,641,678
Loss per common share - basic and diluted	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.15)

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		36 Months Ended	42 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Cash flows from operating activities
Net loss	$ (1,452,195)	$ (1,024,672)	$ (1,369,550)	$ (2,228,077)	$ (3,638,175)	$ (5,090,370)
Adjustments to reconcile net loss to net cash used in operating activities
(Gain) loss on extinguishment of debt	6,845			(28,499)	(28,499)	(21,654)
Revaluation of warrant liability	(1,216,051)	(1,213,857)	(2,498,597)	1,126,696	(1,371,901)	(2,587,952)
Stock-based compensation	362,440	513,912	876,351	392,189	1,268,540	1,630,980
Stock issued for services	160,000	93,250	221,250		221,250	381,250
Stock issued for financing fee on note payable			49,500		49,500	49,500
Stock issued to employees			185,000		185,000	185,000
Amortization of deferred financing fees	326,898		36,908		36,908	363,806
Receivable from pre-merger Bullfrog				48,637	48,637	48,637
Deposits		143,187	137,781	(99,761)	38,020	38,020
Prepaid expenses	395,420	37,364	(432,185)	(46,619)	(478,804)	(83,384)
Accounts payable	(19,186)	122,485	23,621	61,104	84,915	65,729
Other liabilities	84	1,250	(2,199)	(2,722)	(4,921)	(4,837)
Accrued interest			1,150	18,941	29,649	29,649
Net cash used in operating activities	(1,435,745)	(1,327,081)	(2,770,970)	(755,590)	(3,559,881)	(4,995,626)
Cash flows from investing activity
Acquisition of property	(210,000)	(175,000)	(400,000)	(150,000)	(550,000)	(760,000)
Net cash used in investing activity	(210,000)	(175,000)	(400,000)	(150,000)	(550,000)	(760,000)
Cash flows from financing activities
Proceeds from sales of common stock				545	3,066	3,066
Proceeds from private placement of common stock, preferred stock and warrants, net of fees	475,015		1,575,000	2,710,000	4,285,000	4,760,015
Proceeds from notes payable	1,295,825		628,148	10,100	699,048	1,994,873
Payment of deferred financing fees			(244,000)		(244,000)	(244,000)
Repayment of notes payable					(30,000)	(30,000)
Net cash provided by financing activities	1,770,840		1,959,148	2,720,645	4,713,114	6,483,954
Net increase (decrease) in cash and cash equivalents	125,095	(1,502,081)	(1,211,822)	1,815,055	603,233	728,328
Cash and cash equivalents, beginning of period	603,233	1,815,055	1,815,055
Cash and cash equivalents, end of period	728,328	312,974	603,233	1,815,055	603,233	728,328
Supplemental cash flow information
Cash paid during year for interest	37,921		1,713
Stock issued for lease payment	20,000			400	700	20,000
Issuance of note payable for acquisition of mineral property				550,000	650,000
Issuance of note payable for receivable from pre-merger Bullfrog				250,000	250,000
Conversion of note payable and accrued interest to common stock, preferred stock and warrants in private placement			201,150	940,900	1,142,050
Contribution of deposits by shareholder				$ 51,364	$ 51,364

Consolidated Statement of Shareholders' Equity (Deficit) (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Acquisition of mineral property, January, value			$ 300
Issuance of Common stock for cash, March, value			1,800
Issuance of Common stock for cash, July, value			500
Issuance of Common stock for cash, August, value			221
Issuance of Common stock for cash, July and August, value		545
Issuance of Common stock for mineral claim purchase option, August, value		400		700
Effect of reverse merger recapitalization, September, value		(214,746)
Issuance of stock and warrants in private placement, September, value		2,415,671
Additional shareholder contribution, October, value		51,364
Stock-based compensation, value		392,189
Issuance of Common stock for services, April, value	23,250
Issuance of Common stock for services, May, value	17,000
Issuance of Common stock for services, June, value	53,000
Issuance of Common stock for services, July, value	59,000
Issuance of Common stock per note payable agreement, October, value	11,500
Issuance of Common stock per note payable agreement, November, value	38,000
Issuance of stock and warrants in private placement, December, value	187,022
Issuance of common stock to company employees, December, value	185,000
Issuance of warrants in debt facility agreement, December	1,063,592
Net loss	(1,369,550)	(2,228,077)	(40,548)	(3,638,175)
Ending balance, value	1,597,335	379,619	(37,727)	1,597,335
Preferred Stock
Effect of reverse merger recapitalization, September, shares		711,539
Effect of reverse merger recapitalization, September, value		71
Issuance of stock and warrants in private placement, September, shares		3,875,000
Issuance of stock and warrants in private placement, September, value		388
Conversion of preferred to common stock, November, shares	(1,586,539)
Conversion of preferred to common stock, November, value	(159)
Issuance of stock and warrants in private placement, November, shares	2,004,600
Issuance of stock and warrants in private placement, November, value	200
Ending balance, shares	5,004,600	4,586,539		5,004,600
Ending balance, value	500	459		500
Common Stock
Acquisition of mineral property, January, shares			923,077
Acquisition of mineral property, January, value			92
Issuance of Common stock for cash, March, shares			5,538,461
Issuance of Common stock for cash, March, value			554
Issuance of Common stock for cash, July, shares			1,538,462
Issuance of Common stock for cash, July, value			154
Issuance of Common stock for cash, August, shares			678,523
Issuance of Common stock for cash, August, value			68
Issuance of Common stock for cash, July and August, shares		1,678,612
Issuance of Common stock for cash, July and August, value		168
Issuance of Common stock for mineral claim purchase option, August, shares		4,000,000
Issuance of Common stock for mineral claim purchase option, August, value		400
Effect of reverse merger recapitalization, September, shares		10,288,461
Effect of reverse merger recapitalization, September, value		1,029
Issuance of stock and warrants in private placement, September, shares		5,252,250
Issuance of stock and warrants in private placement, September, value		525
Issuance of Common stock for services, April, shares	31,000
Issuance of Common stock for services, April, value	3
Issuance of Common stock for services, May, shares	25,000
Issuance of Common stock for services, May, value	2
Issuance of Common stock for services, June, shares	100,000
Issuance of Common stock for services, June, value	10
Issuance of Common stock for services, July, shares	100,000
Issuance of Common stock for services, July, value	10
Issuance of Common stock per note payable agreement, October, shares	50,000
Issuance of Common stock per note payable agreement, October, value	5
Issuance of Common stock per note payable agreement, November, shares	100,000
Issuance of Common stock per note payable agreement, November, value	10
Conversion of preferred to common stock, November, shares	1,586,539
Conversion of preferred to common stock, November, value	159
Issuance of stock and warrants in private placement, November, shares	3,376,000
Issuance of stock and warrants in private placement, November, value	338
Issuance of stock and warrants in private placement, December, shares	2,000,000
Issuance of stock and warrants in private placement, December, value	200
Issuance of common stock to company employees, December, shares	500,000
Issuance of common stock to company employees, December, value	50
Ending balance, shares	37,766,385	29,897,846	8,678,523	37,766,385
Ending balance, value	3,777	2,990	868	3,777
Additional Paid-In Capital
Acquisition of mineral property, January, value			208
Issuance of Common stock for cash, March, value			1,246
Issuance of Common stock for cash, July, value			346
Issuance of Common stock for cash, August, value			153
Issuance of Common stock for cash, July and August, value		377
Effect of reverse merger recapitalization, September, value		(215,846)
Issuance of stock and warrants in private placement, September, value		2,414,758
Stock-based compensation, value		392,189
Issuance of Common stock for services, April, value	23,247
Issuance of Common stock for services, May, value	16,998
Issuance of Common stock for services, June, value	52,990
Issuance of Common stock for services, July, value	58,990
Issuance of Common stock per note payable agreement, October, value	11,495
Issuance of Common stock per note payable agreement, November, value	37,990
Issuance of stock and warrants in private placement, November, value	(538)
Issuance of stock and warrants in private placement, December, value	186,822
Issuance of common stock to company employees, December, value	184,950
Issuance of warrants in debt facility agreement, December	1,063,592
Ending balance, value	5,231,233	2,644,795	1,953	5,231,233
Deficit Accumulated During the Exploration Stage
Net loss	(1,369,550)	(2,228,077)	(40,548)
Ending balance, value	$ (3,638,175)	$ (2,268,625)	$ (40,548)	$ (3,638,175)

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 – NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business
Bullfrog Gold Corp. (the “Company”) is a junior exploration company engaged in the acquisition and exploration of properties that may contain gold, silver and other metals in the United States. The Company’s target properties are those that have been the subject of historical exploration. The Company owns, controls or has acquired mineral rights on State lands, private lands and Federal patented and unpatented mining claims in the states of Arizona and Nevada for the purpose of exploration and potential development of gold, silver and other metals on a total of approximately 13,640 acres. The Company plans to review opportunities and acquire additional mineral properties with current or historic precious and base metal mineralization with meaningful exploration potential.

The Company’s properties do not have any reserves. The Company plans to conduct exploration programs on these properties with the objective of ascertaining whether any of its properties contain economic concentrations of precious and base metals that are prospective for mining.

Basis of Presentation
The consolidated unaudited financial statements included in this Form 10-Q have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q. Accordingly, these financial statements do not include all of the disclosures required by U.S. generally accepted accounting principles for complete financial statements.  These consolidated unaudited interim financial statements should be read in conjunction with the audited financial statements for the fiscal year ended December 31, 2012 in our Annual Report on Form 10-K.  The financial information furnished herein reflects all adjustments consisting of normal, recurring adjustments which, in the opinion of management, are necessary for a fair presentation of our financial position, the results of operations and cash flows for the periods presented.  Operating results for the quarterly period and six months ended June 30, 2013 are not necessarily indicative of results for future quarters or periods in the fiscal year ending December 31, 2013.

Principles of Consolidation
The consolidated financial statements include the accounts of Bullfrog Gold Corp. and its wholly owned subsidiary, Standard Gold Corp. All significant inter-entity balances and transactions have been eliminated in consolidation.

Going Concern and Management’s Plans
The Company has incurred losses from operations since inception and has an accumulated deficit of approximately $5,090,000 as of June 30, 2013. The Company’s financial statements have been prepared on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s continuation as a going concern is dependent upon attaining profitable operations through achieving revenue growth.

On June 21, 2013, the Company sold an aggregate of 100,000 units (the “June 2013 Units” or “June 2013 Private Placement”) with gross proceeds to the Company of $25,000 to a certain accredited investor (the “June 2013 Investor”) pursuant to a subscription agreement (the “June 2013 Subscription Agreement”). The proceeds from this offering will be used primarily for general corporate expenses.  Each June 2013 Unit was sold for a purchase price of $0.25 per June 2013 Unit and consisted of: (i) one share of the Company’s common stock, $0.0001 par value per share (the “Common Stock”) and (ii) a three-year warrant (the “June 2013 Warrants”) to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends.

On February 4, 2013, the Company sold an aggregate of 1,800,060 units (the “February 2013 Units” or “February 2013 Private Placement”) with gross proceeds to the Company of $450,015 to certain accredited investors (the “February 2013 Investors”) pursuant to a subscription agreement (the “February 2013 Subscription Agreement”). The proceeds from this offering will be used primarily for a future investor relations campaign.  Each February 2013 Unit was sold for a purchase price of $0.25 per February 2013 Unit and consisted of: (i) one share of the Company’s Common Stock and (ii) a four-year warrant (the “February 2013 Warrants”) to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends.

In addition, on December 10, 2012 the Company entered into a facility agreement (the “Facility Agreement”) evidencing a secured loan (the “Facility”) with RMB Australia Holdings Limited (“RMB”),  in the amount of $4.2 million, see additional discussion of the Facility Agreement in Note 4. The Company believes it will have sufficient cash to satisfy the Company’s projected working capital and capital expenditure needs, and debt obligations through December 31, 2013. There are no assurances that the Company will be successful in meeting its cash flow requirements.

Cash and Cash Equivalents and Concentration
The Company considers all highly liquid investments with a maturity of three months or less when acquired to be cash equivalents. The Company places its cash with a high credit quality financial institution. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation up to $250,000.  At June 30, 2013, the Company’s cash balance was approximately $728,000. To reduce its risk associated with the failure of such financial institution, the Company will evaluate at least annually the rating of the financial institution in which it holds deposits.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Mineral Property Acquisition and Exploration Costs
Mineral property acquisition and exploration costs are expensed as incurred until such time as economic reserves are quantified. To date, the Company has not established any proven or probable reserves on its mineral properties.  Costs of lease, exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. The Company has chosen to expense all mineral exploration costs as incurred given that it is still in the exploration stage. Once the Company has identified proven and probable reserves in its investigation of its properties and upon development of a plan for operating a mine, it would enter the development stage and capitalize future costs until production is established. When a property reaches the production stage, the related capitalized costs will be amortized over the estimated life of the probable-proven reserves. When the Company has capitalized mineral properties, these properties will be periodically assessed for impairment of value and any diminution in value. To date, the Company has not established the commercial feasibility of any exploration prospects; therefore, all costs are being expensed. During the six months ended June 30, 2013 and 2012, the Company incurred exploration costs of approximately $463,000 and $861,000, respectively.

Costs of property acquisitions are being capitalized.

Deferred Financing Fees
In conjunction with a Facility Agreement evidencing the Facility with RMB, the Company paid financing fees of approximately $1,300,000 in cash and warrants in 2012.  These fees were capitalized as deferred financing fees and will be amortized over the life of the Facility using the effective interest method.  Amortization of deferred financing fees included in interest expense in 2013 was approximately $327,000 during the six months ended June 30, 2013.

Exploration Stage Company
The Company complies with Accounting Standards Codification (“ASC”) 915-235-50 and Securities and Exchange Commission Act Guide 7 for its characterization of the Company as an exploration stage enterprise.

Fair Value Measurement
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

·	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.
·	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.
·	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

The Company does not have any assets or liabilities measured using Level 1 or 2 inputs. The Company’s Level 3 financial liabilities measured at fair value consisted of the warrant liability as of June 30, 2013 and December 31, 2012. See Note 3.

Fair Value of Financial Instruments
The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, accounts payable, and other liabilities and the warrant liability is already recorded at fair value.  The fair value of the Company’s note payable approximates the carrying value based upon the note’s stated variable rate approximating the market rate of the note payable, which is considered a level 3 input.

Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with ASC 740, "Income Taxes". Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain tax positions taken, or expected to be taken, in an income tax return. The Company has elected to classify interest and penalties related to unrecognized income tax benefits, if and when required, as part of income tax expense in the statement of operations. No liability has been recorded for uncertain income tax positions, or related interest or penalties as of June 30, 2013 or December 31, 2012. The periods ended December 31, 2012, 2011 and 2010 are open to examination by taxing authorities.

Long Lived Assets
The Company assesses the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the Company determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Preferred Stock
The Company accounts for its preferred stock under the provisions of the ASC on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This standard requires an issuer to classify a financial instrument that is within the scope of the standard as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Company has determined that its preferred stock does not meet the criteria requiring liability classification as its obligation to redeem these instruments is not based on an event certain to occur. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Derivative Financial Instruments
The Company accounts for derivative instruments in accordance with Financial Accounting Standards Board (“FASB”) ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Stock-Based Compensation
Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). This ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

The estimated fair value of each stock option as of the date of grant was calculated using the Black-Scholes pricing model. The Company estimates the volatility of its common stock at the date of grant based on the volatility of a comparable peer company which is publicly traded. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The shares of common stock subject to the stock-based compensation plan shall consist of unissued shares, treasury shares or previously issued shares held by any Subsidiary of the Company, and such number of shares of common stock are reserved for such purpose.

Net Loss per Share of Common Stock
Net losses were reported during the three months ended and six months ended June 30, 2013 and 2012.  As such, the Company excluded the following from computation as their effect would be anti-dilutive:

	6/30/13	6/30/12
Stock options	4,060,000	4,060,000
Warrants	21,152,285	4,563,625
Preferred stock	2,692,100	4,586,539

Recent Accounting Pronouncements
There are several new accounting pronouncements issued by the FASB which are not yet effective. Management does not believe any of these accounting pronouncements will be applicable and therefore will not have a material impact on the Company's financial position or operating results.

NOTE 1 – NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business and Reverse Merger and Recapitalization
On September 30, 2011, Standard Gold Corp. (“Standard Gold”) entered into a Merger Agreement (the “Merger”) with a public shell company, Bullfrog Gold Corp. (“Bullfrog Gold”), formerly known as Kopr Resources Corp. pursuant to which Standard Gold merged with and into a wholly owned subsidiary of Bullfrog Gold as more fully described in Note 2. Such Merger caused Standard Gold to become a wholly-owned subsidiary of Bullfrog Gold. The Merger was accounted for as a reverse-merger and recapitalization and Standard Gold was considered the accounting acquirer for accounting purposes and Bullfrog Gold the acquired company. The business of Standard Gold became the business of Bullfrog Gold. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Merger are those of Standard Gold and are recorded at the historical cost basis of Standard Gold. Bullfrog Gold Corp. along with Standard Gold Corp. is referred to hereafter as “the Company”.

Bullfrog Gold was incorporated under the laws of the State of Delaware on July 23, 2007 as Kopr Resources Corp. On July 19, 2011, the Company’s board of directors approved the filing on an Amended and Restated Certificate of Incorporation of Bullfrog Gold with the Secretary of State of the State of Delaware to authorize (i) the change of the name of the Company to "Bullfrog Gold Corp." from "Kopr Resources Corp.” (ii) the increase in the authorized capital stock to 250,000,000 shares and (iii) the change in par value of the capital stock to $0.0001 per share. The Company is in the exploration stage of its resource business. On July 19, 2011, the Company’s board of directors also approved the amendment and restatement of bylaws in order to, among other things, include provisions for board and shareholder meetings.

The Company is a junior exploration company engaged in the acquisition and exploration of properties that may contain gold mineralization in the United States. The Company’s target properties are those that have been the subject of historical exploration. The Company has acquired State Leases and Federal patented and unpatented mining claims in the states of Arizona and Nevada for the purpose of exploration and potential development of gold on a total of approximately 11,250 acres (in the normal course of business we have staked over 100 additional mining claims for the Newsboy Project, but these have not yet been filed with the US BLM or Maricopa County. As a result, the official ownership of these claims has not been recorded. After recordation, these additional claims will be owned by the Company and increase our Newsboy Project to approximately 7,400 acres). The Company plans to review opportunities and acquire additional mineral properties with current or historic precious and base metal mineralization with meaningful exploration potential.

The Company’s properties do not have any reserves. The Company plans to conduct exploration programs on these properties with the objective of ascertaining whether any of its properties contain economic concentrations of precious and base metals that are prospective for mining.

Principles of Consolidation
The consolidated financial statements include the accounts of Bullfrog Gold Corp., as of the date of the reverse merger, and its wholly owned subsidiary, Standard Gold Corp. All significant inter-entity balances and transactions have been eliminated in consolidation.

Going Concern and Management’s Plans
The Company has incurred losses from operations since inception and has an accumulated deficit of approximately $3,638,000 as of December 31, 2012. The Company’s financial statements have been prepared on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s continuation as a going concern is dependent upon attaining profitable operations through achieving revenue growth. However, the Company will now have additional expenses as a result of it being a public company. The closing of the private placement of the Company’s securities for $1,845,150 (the “2012 Private Placement”) included the conversion of debt owed by the Company in the aggregate amount of $200,000 plus interest of $1,150 which was converted on a dollar for dollar basis. In addition, on December 10, 2012, the Company entered into a Facility Agreement evidencing a secured loan (the “Facility”) with RMB Australia Holdings Limited (“RMB”), as the lender, in the amount of $4.2 million.  As a result of the $980,000 of net proceeds received from the 2012 Private Placement and the $4.2 million Facility, the Company believes it will have sufficient cash to satisfy the Company’s projected working capital and capital expenditure needs, and debt obligations through December 31, 2013. There are no assurances that the Company will be successful in meeting its cash flow requirements.

Cash and Cash Equivalents and Concentration
The Company considers all highly liquid investments with a maturity of three months or less when acquired to be cash equivalents. The Company places its cash with a high credit quality financial institution. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000.  At December 31, 2012, the Company’s cash balance was approximately $600,000. To reduce its risk associated with the failure of such financial institution, the Company will evaluate at least annually the rating of the financial institution in which it holds deposits.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Mineral Property Acquisition and Exploration Costs
Costs of lease, exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. The Company has chosen to expense all mineral exploration costs as incurred given that it is still in the exploration stage. Once the Company has identified proven and probable reserves in its investigation of its properties and upon development of a plan for operating a mine, it would enter the development stage and capitalize future costs until production is established. When a property reaches the production stage, the related capitalized costs will be amortized over the estimated life of the probable-proven reserves. When the Company has capitalized mineral properties, these properties will be periodically assessed for impairment of value and any diminution in value. To date, the Company has not established the commercial feasibility of any exploration prospects; therefore, all costs are being expensed. During the year ended December 31, 2012, the Company incurred exploration cost of approximately $967,000.

Costs of property acquisitions are being capitalized.

Deferred Financing Fees
In conjunction with the Facility with RMB, the Company paid financing fees of approximately $1,300,000 in cash and warrants.  These fees were capitalized as deferred financing fees and will be amortized over the life of the Facility using the effective interest method.  Amortization of deferred financing fees included in interest expense in 2012 was approximately $37,000.

Exploration Stage Company
The Company complies with Accounting Standards Codification (“ASC”) 915-235-50 and Securities and Exchange Commission Act Guide 7 for its characterization of the Company as an exploration stage enterprise.

Fair Value Measurement
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

·	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.
·	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.
·	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

The Company does not have any assets or liabilities measured using Level 1 or 2 inputs. The Company’s Level 3 financial liabilities measured at fair value consisted of the warrant liability as of December 31, 2012 and 2011. See Note 3.

Fair Value of Financial Instruments
The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, accounts payable, and other liabilities and the warrant liability is already recorded at fair value.  The fair value of the Company’s note payable approximates the carrying value based upon current rates available to the Company.

Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with ASC 740, "Income Taxes". Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain tax positions taken, or expected to be taken, in an income tax return. The Company has elected to classify interest and penalties related to unrecognized income tax benefits, if and when required, as part of income tax expense in the statement of operations. No liability has been recorded for uncertain income tax positions, or related interest or penalties as of December 31, 2012 or 2011. The periods ended December 31, 2012, 2011 and 2010 are open to examination by taxing authorities.

Long Lived Assets
The Company assesses the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the Company determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Preferred Stock
The Company accounts for its preferred stock under the provisions of Accounting Standards Codification on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This standard requires an issuer to classify a financial instrument that is within the scope of the standard as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Company has determined that its preferred stock does not meet the criteria requiring liability classification as its obligation to redeem these instruments is not based on an event certain to occur. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Derivative Financial Instruments
The Company accounts for derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

On November 2, 2012, we reduced the exercise price of all 2011 Private Placement warrants to $.40 per share. In accordance with ASC 718 the amount of additional expense recognized was determined by calculating the fair value of the warrants immediately before the modification less the fair value of the warrants as modified. We calculated the fair value of warrants immediately before and after the modification using the Black-Scholes model with the following assumptions:

	Before	After
Fair market value of common stock	$0.38	$0.38
Exercise price	$0.60	$0.40
Term	1.92 Years	1.92 Years
Volatility range	68.4%	68.4%
Risk-free rate	0.25%	0.25%
Fair value of warrant	$398,444	$605,578

The incremental increase in fair value was $207,134.  The 2011 Private Placement warrants were reclassified from liability to equity on October 1, 2012 and therefore there was no effect on the Consolidated Statements of Operations or Consolidated Balance Sheets.

Stock-Based Compensation
Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

The estimated fair value of each stock option as of the date of grant was calculated using the Black-Scholes pricing model. The Company estimates the volatility of its common stock at the date of grant based on the volatility of a comparable peer company which is publicly traded. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The shares of stock subject to the stock-based compensation plan shall consist of unissued shares, treasury shares or previously issued shares held by any Subsidiary of the Company, and such number of shares of stock are reserved for such purpose.

Net Loss per Common Share
Net losses were reported during the year’s ended December 31, 2012 and 2011.  As such, the Company excluded the following from computation as their effect would be anti-dilutive:

	12/31/12	12/31/11
Stock options	4,060,000	4,060,000
Warrants	19,124,225	4,563,625
Preferred stock	5,004,600	4,586,539

Recent Accounting Pronouncements
There are several new accounting pronouncements issued by the Financial Accounting Standards Board ("FASB") which are not yet effective. Management does not believe any of these accounting pronouncements will be applicable and therefore will not have a material impact on the Company's financial position or operating results.

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 – NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business
Bullfrog Gold Corp. (the “Company”) is a junior exploration company engaged in the acquisition and exploration of properties that may contain gold, silver and other metals in the United States. The Company’s target properties are those that have been the subject of historical exploration. The Company owns, controls or has acquired mineral rights on State lands, private lands and Federal patented and unpatented mining claims in the states of Arizona and Nevada for the purpose of exploration and potential development of gold, silver and other metals on a total of approximately 13,640 acres. The Company plans to review opportunities and acquire additional mineral properties with current or historic precious and base metal mineralization with meaningful exploration potential.

The Company’s properties do not have any reserves. The Company plans to conduct exploration programs on these properties with the objective of ascertaining whether any of its properties contain economic concentrations of precious and base metals that are prospective for mining.

Basis of Presentation
The consolidated unaudited financial statements included in this Form 10-Q have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q. Accordingly, these financial statements do not include all of the disclosures required by U.S. generally accepted accounting principles for complete financial statements.  These consolidated unaudited interim financial statements should be read in conjunction with the audited financial statements for the fiscal year ended December 31, 2012 in our Annual Report on Form 10-K.  The financial information furnished herein reflects all adjustments consisting of normal, recurring adjustments which, in the opinion of management, are necessary for a fair presentation of our financial position, the results of operations and cash flows for the periods presented.  Operating results for the quarterly period and six months ended June 30, 2013 are not necessarily indicative of results for future quarters or periods in the fiscal year ending December 31, 2013.

Principles of Consolidation
The consolidated financial statements include the accounts of Bullfrog Gold Corp. and its wholly owned subsidiary, Standard Gold Corp. All significant inter-entity balances and transactions have been eliminated in consolidation.

Going Concern and Management’s Plans
The Company has incurred losses from operations since inception and has an accumulated deficit of approximately $5,090,000 as of June 30, 2013. The Company’s financial statements have been prepared on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s continuation as a going concern is dependent upon attaining profitable operations through achieving revenue growth.

On June 21, 2013, the Company sold an aggregate of 100,000 units (the “June 2013 Units” or “June 2013 Private Placement”) with gross proceeds to the Company of $25,000 to a certain accredited investor (the “June 2013 Investor”) pursuant to a subscription agreement (the “June 2013 Subscription Agreement”). The proceeds from this offering will be used primarily for general corporate expenses.  Each June 2013 Unit was sold for a purchase price of $0.25 per June 2013 Unit and consisted of: (i) one share of the Company’s common stock, $0.0001 par value per share (the “Common Stock”) and (ii) a three-year warrant (the “June 2013 Warrants”) to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends.

On February 4, 2013, the Company sold an aggregate of 1,800,060 units (the “February 2013 Units” or “February 2013 Private Placement”) with gross proceeds to the Company of $450,015 to certain accredited investors (the “February 2013 Investors”) pursuant to a subscription agreement (the “February 2013 Subscription Agreement”). The proceeds from this offering will be used primarily for a future investor relations campaign.  Each February 2013 Unit was sold for a purchase price of $0.25 per February 2013 Unit and consisted of: (i) one share of the Company’s Common Stock and (ii) a four-year warrant (the “February 2013 Warrants”) to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends.

In addition, on December 10, 2012 the Company entered into a facility agreement (the “Facility Agreement”) evidencing a secured loan (the “Facility”) with RMB Australia Holdings Limited (“RMB”),  in the amount of $4.2 million, see additional discussion of the Facility Agreement in Note 4. The Company believes it will have sufficient cash to satisfy the Company’s projected working capital and capital expenditure needs, and debt obligations through December 31, 2013. There are no assurances that the Company will be successful in meeting its cash flow requirements.

Cash and Cash Equivalents and Concentration
The Company considers all highly liquid investments with a maturity of three months or less when acquired to be cash equivalents. The Company places its cash with a high credit quality financial institution. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation up to $250,000.  At June 30, 2013, the Company’s cash balance was approximately $728,000. To reduce its risk associated with the failure of such financial institution, the Company will evaluate at least annually the rating of the financial institution in which it holds deposits.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Mineral Property Acquisition and Exploration Costs
Mineral property acquisition and exploration costs are expensed as incurred until such time as economic reserves are quantified. To date, the Company has not established any proven or probable reserves on its mineral properties.  Costs of lease, exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. The Company has chosen to expense all mineral exploration costs as incurred given that it is still in the exploration stage. Once the Company has identified proven and probable reserves in its investigation of its properties and upon development of a plan for operating a mine, it would enter the development stage and capitalize future costs until production is established. When a property reaches the production stage, the related capitalized costs will be amortized over the estimated life of the probable-proven reserves. When the Company has capitalized mineral properties, these properties will be periodically assessed for impairment of value and any diminution in value. To date, the Company has not established the commercial feasibility of any exploration prospects; therefore, all costs are being expensed. During the six months ended June 30, 2013 and 2012, the Company incurred exploration costs of approximately $463,000 and $861,000, respectively.

Costs of property acquisitions are being capitalized.

Deferred Financing Fees
In conjunction with a Facility Agreement evidencing the Facility with RMB, the Company paid financing fees of approximately $1,300,000 in cash and warrants in 2012.  These fees were capitalized as deferred financing fees and will be amortized over the life of the Facility using the effective interest method.  Amortization of deferred financing fees included in interest expense in 2013 was approximately $327,000 during the six months ended June 30, 2013.

Exploration Stage Company
The Company complies with Accounting Standards Codification (“ASC”) 915-235-50 and Securities and Exchange Commission Act Guide 7 for its characterization of the Company as an exploration stage enterprise.

Fair Value Measurement
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

·	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.
·	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.
·	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

The Company does not have any assets or liabilities measured using Level 1 or 2 inputs. The Company’s Level 3 financial liabilities measured at fair value consisted of the warrant liability as of June 30, 2013 and December 31, 2012. See Note 3.

Fair Value of Financial Instruments
The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, accounts payable, and other liabilities and the warrant liability is already recorded at fair value.  The fair value of the Company’s note payable approximates the carrying value based upon the note’s stated variable rate approximating the market rate of the note payable, which is considered a level 3 input.

Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with ASC 740, "Income Taxes". Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain tax positions taken, or expected to be taken, in an income tax return. The Company has elected to classify interest and penalties related to unrecognized income tax benefits, if and when required, as part of income tax expense in the statement of operations. No liability has been recorded for uncertain income tax positions, or related interest or penalties as of June 30, 2013 or December 31, 2012. The periods ended December 31, 2012, 2011 and 2010 are open to examination by taxing authorities.

Long Lived Assets
The Company assesses the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the Company determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Preferred Stock
The Company accounts for its preferred stock under the provisions of the ASC on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This standard requires an issuer to classify a financial instrument that is within the scope of the standard as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Company has determined that its preferred stock does not meet the criteria requiring liability classification as its obligation to redeem these instruments is not based on an event certain to occur. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Derivative Financial Instruments
The Company accounts for derivative instruments in accordance with Financial Accounting Standards Board (“FASB”) ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Stock-Based Compensation
Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). This ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

The estimated fair value of each stock option as of the date of grant was calculated using the Black-Scholes pricing model. The Company estimates the volatility of its common stock at the date of grant based on the volatility of a comparable peer company which is publicly traded. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The shares of common stock subject to the stock-based compensation plan shall consist of unissued shares, treasury shares or previously issued shares held by any Subsidiary of the Company, and such number of shares of common stock are reserved for such purpose.

Net Loss per Share of Common Stock
Net losses were reported during the three months ended and six months ended June 30, 2013 and 2012.  As such, the Company excluded the following from computation as their effect would be anti-dilutive:

	6/30/13	6/30/12
Stock options	4,060,000	4,060,000
Warrants	21,152,285	4,563,625
Preferred stock	2,692,100	4,586,539

Recent Accounting Pronouncements
There are several new accounting pronouncements issued by the FASB which are not yet effective. Management does not believe any of these accounting pronouncements will be applicable and therefore will not have a material impact on the Company's financial position or operating results.

NOTE 1 – NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business and Reverse Merger and Recapitalization
On September 30, 2011, Standard Gold Corp. (“Standard Gold”) entered into a Merger Agreement (the “Merger”) with a public shell company, Bullfrog Gold Corp. (“Bullfrog Gold”), formerly known as Kopr Resources Corp. pursuant to which Standard Gold merged with and into a wholly owned subsidiary of Bullfrog Gold as more fully described in Note 2. Such Merger caused Standard Gold to become a wholly-owned subsidiary of Bullfrog Gold. The Merger was accounted for as a reverse-merger and recapitalization and Standard Gold was considered the accounting acquirer for accounting purposes and Bullfrog Gold the acquired company. The business of Standard Gold became the business of Bullfrog Gold. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Merger are those of Standard Gold and are recorded at the historical cost basis of Standard Gold. Bullfrog Gold Corp. along with Standard Gold Corp. is referred to hereafter as “the Company”.

Bullfrog Gold was incorporated under the laws of the State of Delaware on July 23, 2007 as Kopr Resources Corp. On July 19, 2011, the Company’s board of directors approved the filing on an Amended and Restated Certificate of Incorporation of Bullfrog Gold with the Secretary of State of the State of Delaware to authorize (i) the change of the name of the Company to "Bullfrog Gold Corp." from "Kopr Resources Corp.” (ii) the increase in the authorized capital stock to 250,000,000 shares and (iii) the change in par value of the capital stock to $0.0001 per share. The Company is in the exploration stage of its resource business. On July 19, 2011, the Company’s board of directors also approved the amendment and restatement of bylaws in order to, among other things, include provisions for board and shareholder meetings.

The Company is a junior exploration company engaged in the acquisition and exploration of properties that may contain gold mineralization in the United States. The Company’s target properties are those that have been the subject of historical exploration. The Company has acquired State Leases and Federal patented and unpatented mining claims in the states of Arizona and Nevada for the purpose of exploration and potential development of gold on a total of approximately 11,250 acres (in the normal course of business we have staked over 100 additional mining claims for the Newsboy Project, but these have not yet been filed with the US BLM or Maricopa County. As a result, the official ownership of these claims has not been recorded. After recordation, these additional claims will be owned by the Company and increase our Newsboy Project to approximately 7,400 acres). The Company plans to review opportunities and acquire additional mineral properties with current or historic precious and base metal mineralization with meaningful exploration potential.

The Company’s properties do not have any reserves. The Company plans to conduct exploration programs on these properties with the objective of ascertaining whether any of its properties contain economic concentrations of precious and base metals that are prospective for mining.

Principles of Consolidation
The consolidated financial statements include the accounts of Bullfrog Gold Corp., as of the date of the reverse merger, and its wholly owned subsidiary, Standard Gold Corp. All significant inter-entity balances and transactions have been eliminated in consolidation.

Going Concern and Management’s Plans
The Company has incurred losses from operations since inception and has an accumulated deficit of approximately $3,638,000 as of December 31, 2012. The Company’s financial statements have been prepared on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s continuation as a going concern is dependent upon attaining profitable operations through achieving revenue growth. However, the Company will now have additional expenses as a result of it being a public company. The closing of the private placement of the Company’s securities for $1,845,150 (the “2012 Private Placement”) included the conversion of debt owed by the Company in the aggregate amount of $200,000 plus interest of $1,150 which was converted on a dollar for dollar basis. In addition, on December 10, 2012, the Company entered into a Facility Agreement evidencing a secured loan (the “Facility”) with RMB Australia Holdings Limited (“RMB”), as the lender, in the amount of $4.2 million.  As a result of the $980,000 of net proceeds received from the 2012 Private Placement and the $4.2 million Facility, the Company believes it will have sufficient cash to satisfy the Company’s projected working capital and capital expenditure needs, and debt obligations through December 31, 2013. There are no assurances that the Company will be successful in meeting its cash flow requirements.

Cash and Cash Equivalents and Concentration
The Company considers all highly liquid investments with a maturity of three months or less when acquired to be cash equivalents. The Company places its cash with a high credit quality financial institution. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000.  At December 31, 2012, the Company’s cash balance was approximately $600,000. To reduce its risk associated with the failure of such financial institution, the Company will evaluate at least annually the rating of the financial institution in which it holds deposits.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Mineral Property Acquisition and Exploration Costs
Costs of lease, exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. The Company has chosen to expense all mineral exploration costs as incurred given that it is still in the exploration stage. Once the Company has identified proven and probable reserves in its investigation of its properties and upon development of a plan for operating a mine, it would enter the development stage and capitalize future costs until production is established. When a property reaches the production stage, the related capitalized costs will be amortized over the estimated life of the probable-proven reserves. When the Company has capitalized mineral properties, these properties will be periodically assessed for impairment of value and any diminution in value. To date, the Company has not established the commercial feasibility of any exploration prospects; therefore, all costs are being expensed. During the year ended December 31, 2012, the Company incurred exploration cost of approximately $967,000.

Costs of property acquisitions are being capitalized.

Deferred Financing Fees
In conjunction with the Facility with RMB, the Company paid financing fees of approximately $1,300,000 in cash and warrants.  These fees were capitalized as deferred financing fees and will be amortized over the life of the Facility using the effective interest method.  Amortization of deferred financing fees included in interest expense in 2012 was approximately $37,000.

Exploration Stage Company
The Company complies with Accounting Standards Codification (“ASC”) 915-235-50 and Securities and Exchange Commission Act Guide 7 for its characterization of the Company as an exploration stage enterprise.

Fair Value Measurement
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

·	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.
·	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.
·	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

The Company does not have any assets or liabilities measured using Level 1 or 2 inputs. The Company’s Level 3 financial liabilities measured at fair value consisted of the warrant liability as of December 31, 2012 and 2011. See Note 3.

Fair Value of Financial Instruments
The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, accounts payable, and other liabilities and the warrant liability is already recorded at fair value.  The fair value of the Company’s note payable approximates the carrying value based upon current rates available to the Company.

Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with ASC 740, "Income Taxes". Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain tax positions taken, or expected to be taken, in an income tax return. The Company has elected to classify interest and penalties related to unrecognized income tax benefits, if and when required, as part of income tax expense in the statement of operations. No liability has been recorded for uncertain income tax positions, or related interest or penalties as of December 31, 2012 or 2011. The periods ended December 31, 2012, 2011 and 2010 are open to examination by taxing authorities.

Long Lived Assets
The Company assesses the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the Company determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Preferred Stock
The Company accounts for its preferred stock under the provisions of Accounting Standards Codification on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This standard requires an issuer to classify a financial instrument that is within the scope of the standard as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Company has determined that its preferred stock does not meet the criteria requiring liability classification as its obligation to redeem these instruments is not based on an event certain to occur. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Derivative Financial Instruments
The Company accounts for derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

On November 2, 2012, we reduced the exercise price of all 2011 Private Placement warrants to $.40 per share. In accordance with ASC 718 the amount of additional expense recognized was determined by calculating the fair value of the warrants immediately before the modification less the fair value of the warrants as modified. We calculated the fair value of warrants immediately before and after the modification using the Black-Scholes model with the following assumptions:

	Before	After
Fair market value of common stock	$0.38	$0.38
Exercise price	$0.60	$0.40
Term	1.92 Years	1.92 Years
Volatility range	68.4%	68.4%
Risk-free rate	0.25%	0.25%
Fair value of warrant	$398,444	$605,578

The incremental increase in fair value was $207,134.  The 2011 Private Placement warrants were reclassified from liability to equity on October 1, 2012 and therefore there was no effect on the Consolidated Statements of Operations or Consolidated Balance Sheets.

Stock-Based Compensation
Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

The estimated fair value of each stock option as of the date of grant was calculated using the Black-Scholes pricing model. The Company estimates the volatility of its common stock at the date of grant based on the volatility of a comparable peer company which is publicly traded. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The shares of stock subject to the stock-based compensation plan shall consist of unissued shares, treasury shares or previously issued shares held by any Subsidiary of the Company, and such number of shares of stock are reserved for such purpose.

Net Loss per Common Share
Net losses were reported during the year’s ended December 31, 2012 and 2011.  As such, the Company excluded the following from computation as their effect would be anti-dilutive:

	12/31/12	12/31/11
Stock options	4,060,000	4,060,000
Warrants	19,124,225	4,563,625
Preferred stock	5,004,600	4,586,539

Recent Accounting Pronouncements
There are several new accounting pronouncements issued by the Financial Accounting Standards Board ("FASB") which are not yet effective. Management does not believe any of these accounting pronouncements will be applicable and therefore will not have a material impact on the Company's financial position or operating results.

STOCKHOLDER'S EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
STOCKHOLDER'S EQUITY

NOTE 2 - STOCKHOLDER’S EQUITY

2012 Private Placement

The Company sold an aggregate of 7,380,600 units in a 2012 Private Placement (the “2012 Private Placement”) at a per unit price of $0.25, with each unit consisting of (i) one share of the Company’s common stock (except that certain investors elected to receive in lieu of common stock, one share of the Company’s Series B Convertible Preferred Stock) and (ii) a four year warrant to purchase shares of common stock equal to 100% of the number of shares purchased in the 2012 Private Placement at an exercise price of $0.35 per share. The 2012 Private Placement was completed in two closings (i) on November 19, 2012 the Company sold an aggregate of 5,380,600 units (which included 804,600 units for the conversion of debt and related interest and 276,000 units in exchange for certain legal fees) with gross proceeds to the Company of $1,345,150 (which included the conversion of debt of $200,000 plus $1,150 interest and $69,000 for certain legal fees) and (ii) on December 17, 2012 the Company sold an aggregate of 2,000,000 units with gross proceeds to the Company of $500,000.  The Company sold a total of 5,376,000 units consisting of common shares and a total of 2,004,600 units consisting of Series B Preferred Stock, resulting in total proceeds of $1,845,150. The 2012 Private Placement includes the conversion of debt owed by the Company in the aggregate amount of $200,000 plus $1,150 interest which was converted on a dollar for dollar basis into the 2012 Private Placement. Net of converted debt and legal fees, the 2012 Private Placement generated cash proceeds of $1,575,000.

The Company entered into registration rights agreements with the investors in the 2012 Private Placement, pursuant to which the Company has agreed to file a “resale” registration statement with the Securities and Exchange Commission (the “SEC”) covering all shares of the Common Stock sold in the 2012 Private Placement and underlying any warrants or Series B Preferred Stock, as well as common stock underlying the warrants issued to the placement agent(s) within 30 days after the consummation of the 2012 Private Placement. The Company agreed to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company agreed to use its reasonable best efforts to have the registration statement declared effective within 90 days.   On May 29, 2013, the Company withdrew the registration statement filed with the SEC pertaining to the 2012 Private Placement. The Registration Rights Agreement was amended to define the effectiveness date to August 31, 2013.

February 2013 Private Placement

On February 4, 2013, the Company sold an aggregate of 1,800,060 February 2013 Units with gross proceeds to the Company of $450,015 to February 2013 Investors pursuant to February 2013 Subscription Agreement. The proceeds from this offering will be used primarily for a future investor relations campaign.  Each February 2013 Unit was sold for a purchase price of $0.25 per February 2013 Unit and consisted of: (i) one share of the Company’s Common Stock and (ii) a four-year February 2013 Warrant to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. In connection with the private placement, the Company issued an aggregate of 1,800,060 shares of its Common Stock. The shares were issued in reliance upon an exemption from registration provided by Rule 506 of Regulation D of the Securities Act of 1933 since no general solicitation or advertising was conducted by us in connection with the offering of any of the shares, all shares purchased in the offering were restricted in accordance with Rule 144 of the Securities Act and each of these shareholders were either accredited as defined in Rule 501 (a) of Regulation D promulgated under the Securities Act or sophisticated as defined in Rule 506(b)(2)(ii) of Regulation D promulgated under the Securities Act.

The February 2013 Warrants may be exercised on a cashless basis if at any time there is no effective registration statement within 120 days after the closing date of the private placement covering the resale of the shares of Common Stock underlying the February 2013 Warrants. The February 2013 Warrants contains limitations on the holder’s ability to exercise the Warrant in the event such exercise causes the holder to beneficially own in excess of 4.99% of the Company’s issued and outstanding Common Stock, subject to a discretionary increase in such limitation by the holder to 9.99% upon 61 days’ notice.

The Company paid placement agent fees of $12,000 in cash to a placement agent in connection with the sale of the February 2013 Units. The placement agent also received February 2013 Warrants to acquire 48,000 shares of the Company’s Common Stock.

The Company entered into registration rights agreements with the February 2013 Investors, pursuant to which the Company agreed to file a “resale” registration statement with the SEC covering all shares of the Common Stock sold in the Offering and underlying any February 2013 Warrants, as well as Common Stock underlying the warrants issued to the placement agent(s) on or prior to April 4, 2013 (the “February 2013 Filing Date”). The Company agreed to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company agreed to use its reasonable best efforts to have the registration statement declared effective within 60 days (the “Effectiveness Deadline”). The Company and holders of the majority of Registerable Securities (as defined in the February 2013 Registration Rights Agreement) agreed to amend the definition of “February 2013 Filing Date”, as such term is defined in the February 2013 Registration Rights Agreement, such that “February 2013 Filing Date” shall mean the date that is 30 days after the Form S-1filed September 24, 2012 (the “Registration Statement”) and subsequent amendments has been declared effective. On May 29, 2013, the Company withdrew the Registration Statement filed with the SEC pertaining to the February 2013 Private Placement.

The Company is obligated to pay to Investors a fee of 1% per month of the Investors’ investment, payable in cash, for every thirty (30) day period up to a maximum of 6%, (i) following the February 2013 Filing Date that the registration statement has not been filed and (ii) following the Effectiveness Deadline that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

June 2013 Private Placement

On June 21, 2013, the Company sold an aggregate of 100,000 June 2013 Units with gross proceeds to the Company of $25,000 to the June 2013 Investor pursuant to the June 2013 Subscription Agreement. The proceeds from this offering will be used primarily for general corporate expenses.  Each June 2013 Unit was sold for a purchase price of $0.25 per June 2013 Unit and consisted of: (i) one share of the Company’s Common Stock and (ii) a three-year June 2013 Warrant to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The shares were issued in reliance upon an exemption from registration provided by Rule 506 of Regulation D of the Securities Act of 1933, as amended (the “Securities Act”) since no general solicitation or advertising was conducted by us in connection with the offering of any of the shares, all shares purchased in the offering were restricted in accordance with Rule 144 of the Securities Act and each of these shareholders were either accredited as defined in Rule 501 (a) of Regulation D promulgated under the Securities Act or sophisticated as defined in Rule 506(b)(2)(ii) of Regulation D promulgated under the Securities Act.

Recent Sales of Unregistered Securities

On January 8, 2013, the Company issued 250,000 shares of common stock, to MockingJay, Inc. for future investor relations and consulting services. The shares were issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof based on the lack of any general solicitation or advertising in connection with the sale of the shares; the investor is purchasing the shares for its own account and without a view to distribute them; and the Company's issuance of the shares with a restrictive legend.

On January 16, 2013, the Company issued 150,000 shares of common stock, to Verge Consulting for future investor relations and consulting services. The shares were issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof based on the lack of any general solicitation or advertising in connection with the sale of the shares; the investor is purchasing the shares for its own account and without a view to distribute them; and the Company's issuance of the shares with a restrictive legend.

On June 4, 2013, the Company issued Arden Larson 80,000 units (“Larson Units”), with each Larson Unit consisting of one (1) share of the Company’s Common Stock and a warrant at a purchase price of Twenty Five Cents ($0.25) per Larson Unit for a total of $20,000. Each Larson Unit consists of: (i) one (1) share of the Company’s Common Stock and (ii) a three (3) year warrant to purchase one share at a per share exercise price of $0.35. The Larson Units were issued along with cash of $10,000 in settlement of a lease payment.

Convertible Preferred Stock

In August 2011, the Board of Directors of the Company (the “Board of Directors”) designated 5,000,000 shares of its Preferred Stock as Series A Preferred Stock. Each share of Series A Preferred Stock is convertible into one share of common stock at the option of the preferred holder. The Series A Preferred Stock in not entitled to receive dividends and does not possess redemption rights. The Company is prohibited from effecting the conversion of the Series A Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series A Preferred Stock. The holders of the Company’s Series A Preferred Stock are also entitled to certain liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company.

For the six months ending June 30, 2013 there were 2,312,500 shares of Series A Preferred Stock converted into common stock.  As of June 30, 2013 there have been 3,899,039 shares of Series A Preferred Stock converted into common stock, leaving a total of 687,500 shares of Series A Preferred Stock remaining.

In October 2012, the Board of Directors designated 5,000,000 shares of its Preferred Stock as Series B Preferred Stock. Each share of Series B Preferred Stock is convertible into one share of common stock at the option of the preferred holder. The Series B Preferred Stock is not entitled to receive dividends and does not possess redemption rights. The Company is prohibited from effecting the conversion of the Series B Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series B Preferred Stock. The holders of the Company’s Series B Preferred Stock are also entitled to certain liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company.

Common Stock Options

On September 30, 2011, the Board of Directors and stockholders adopted the 2011 Stock Incentive Plan (the “2011 Plan”). Under the 2011 Plan, options may be granted which are intended to qualify as Incentive Stock Options under Section 422 of the Internal Revenue Code of 1986 (the "Code") or which are not intended to qualify as Incentive Stock Options thereunder. In addition, direct grants of stock or restricted stock may be awarded. The 2011 Plan has reserved 4,500,000 shares of common stock for issuance. All options issued are nonqualified stock options as amended on December 19, 2011.  The modification to the option agreements increased the vesting period for only certain option agreements from one year to two years.  The incremental cost associated with the differential in fair value at the modification date was not material.  The option agreements are exercisable as follows in 20% increments:

Date Installment Becomes Exercisable
December 19, 2011
March 31, 2012
September 30, 2012
March 31, 2013
September 30, 2013

A summary of stock options is presented below:

Recipient	Options	Strike Price	Term
Officer	1,250,000	$0.40	10 years	(1)
Officer	200,000	$0.40	10 years
Consultant	50,000	$0.40	10 years
Consultant	160,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Director	1,200,000	$0.40	10 years	(2)
TOTAL	4,060,000

(1) Issued to David Beling, the Company's Chief Executive Officer and President.
(2) Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

At June 30, 2013, there was unrecognized compensation expense related to these stock options of $181,221, which is expected to be recognized over a weighted average period of 3 months.

A summary of the stock options as of June 30, 2013 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2012	4,060,000	$0.40	8.75	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at June 30, 2013	4,060,000	$0.40	8.25	-
Options exercisable at June 30, 2013	3,248,000	$0.40	8.25	-
Options expected to vest	4,060,000			-

NOTE 2 - STOCKHOLDER’S EQUITY

Pre-Reverse Merger Transactions
In 2010, Standard Gold began negotiations to acquire a 90% interest in property located near Beatty, Nevada (“the Bullfrog Project”) owned by NPX Metals, Inc. (“NPX Metals”). As of December 31, 2010, Standard Gold had issued 923,077 shares of common stock as consideration for the property interest

The remaining 10% interest in the Bullfrog Project was acquired by Standard Gold from Bull Frog Holdings Inc., in June, 2010 in exchange for $100,000 cash paid directly by one of Standard Gold’s lenders. Bull Frog Holdings, Inc. is an affiliate of NPX Metals.

On May 1, 2011, Standard Gold entered into a final agreement whereby Standard Gold acquired all of the working interest in the Bullfrog Project for a total consideration of a 3% net smelter return royalty due to NPX Metals.

Between July and August 25, 2011, Standard Gold issued a total of 1,678,612 common shares for cash consideration of $545. Such shares are reflective of a reverse split of Standard Gold’s common stock, effective August 26, 2011, on a 1 for 3.25 basis. All share data in the accompanying financial statements and notes have been retroactively restated to reflect the reverse split.

On August 30, 2011, Standard Gold entered into an Agreement of Conveyance, Transfer and Assignment with Aurum National Holdings Ltd. (“Aurum”), pursuant to which the Company purchased an option held by Aurum under that certain Option to Purchase and Royalty Agreement dated as of August 13, 2009 and as amended on June 30, 2011, between Aurum and Southwest Exploration, Inc. (“Southwest”), which gave Aurum the option to purchase a 100% right, title and interest in and to certain mineral claims in Arizona known as the “Newsboy Project”. In consideration for the assignment of the option, Standard Gold issued to Aurum and its designees an aggregate of 4,000,000 shares of its common stock.  In addition Aurum had made deposits to vendors that were transferred to the Company to be applied to future expenses.  Of these payments, $6,364 was paid back to the Company in October 2011 and $45,000 was applied to exploration costs in November 2011.

On September 28, 2011, Standard Gold and Southwest entered into an Option to Purchase and Royalty Agreement pursuant to which Southwest granted to Standard Gold, the sole and immediate working right and option to earn a One Hundred Percent (100%) interest in and to the Newsboy Project property free and clear of all charges encumbrances and claims in consideration for $3,425,000, of which $500,000 was previously paid by a third party (the “Prepayment Amount”). The balance due to Southwest on September 30, 2011 of $2,925,000 is payable on the following schedule:

(i)	on January 1, 2012, the sum of US $150,000.00; July 1, 2012 the sum of US $150,000.00;
(ii)	on January 1, 2013, the sum of US $200,000.00; July 1, 2013 the sum of US $200,000.00;
(iii)	on January 1, 2014, the sum of US $250,000.00; July 1, 2014 the sum of US $250,000.00;
(iv)	on January 1, 2015, the sum of US $300,000.00; July 1, 2015 the sum of US $300,000.00;
(v)	on January 1, 2016, the sum of US $350,000.00; July 1, 2016 the sum of US $350,000.00; and
(vi)	on January 1, 2017, the sum of US $425,000.00.

The first option payment of $150,000 was paid in December 2011. Upon the full payment of the balance of $2,775,000, the option will be considered automatically exercised and the Company will have earned a 100% interest in and to the Newsboy Project property free and clear of all liens and encumbrances. Notwithstanding the foregoing, the Company is obligated to pay a Net Smelter Royalty payment equal to two percent (2%) of the proceeds from the sale or other disposition from any purchaser of any mineral derived from the ore mined from the Newsboy Project property. To retain the property, the Company must also pay the annual claim maintenance fees and file a Notice of Intent to Hold with the Bureau of Land Management and Maricopa County. The Company must also make annual payments for the lands leased from the State of Arizona. Should the Company choose not to maintain the working right and option to the property, the Company can forego future payments to Southwest without penalty. A total of $500,000 was paid to Southwest as part of the option to purchase agreement by third parties, which converted into an aggregate of 1,250,000 Units in the 2011 Private Placement. These payments have been recorded as increases to mineral property on the balance sheet.

In addition to the above payments, $50,000 was paid to Southwest by a third party for additional direct costs of acquiring the mineral property which converted into an aggregate of 125,000 Units in the 2011 Private Placement. This payment is included as an increase to mineral property on the balance sheet.

Reverse Merger Transaction
On September 30, 2011, the Company entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) with Standard Gold, a privately held Nevada corporation, and Bullfrog Gold Acquisition Corp., the Company’s newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”), pursuant to which Standard Gold merged with and into Acquisition Sub, with Standard Gold as the surviving entity, causing Standard Gold to become the Company’s wholly-owned subsidiary (the “Merger”). The Merger was completed in order to receive financing for the exploration of the Newsboy Project in Arizona and the Bullfrog Project in Nevada.

Pursuant to the terms and conditions of the Merger Agreement, at the closing of the Merger, an aggregate of 14,357,135 shares of Standard Gold’s common stock issued and outstanding immediately prior to the closing of the Merger were converted into securities of the Company based on the following breakdown: (i) 13,645,596 of the shares of Standard Gold’s outstanding common stock were converted into the right to receive an aggregate of 13,645,596 shares of the Company’s common stock on a one for one basis and (ii) an aggregate of 711,539 of the issued and outstanding shares of common stock of Standard Gold immediately prior to the closing of the Merger was converted into the right to receive an aggregate of 711,539 shares of the Company’s Series A Convertible Preferred Stock on a one for one basis (the “Series A Preferred Stock”), which is convertible into shares of the Company’s common stock on a one for one basis.

2011 Private Placement
Following the closing of the Merger, the Company sold an aggregate of 9,127,250 units in a 2011 Private Placement (the “2011 Private Placement”) at a per unit price of $0.40, with each unit consisting of (i) one share of the Company’s common stock (except that certain investors elected to receive in lieu of common stock, one share of the Company’s Series A Convertible Preferred Stock) and (ii) a three year warrant to purchase shares of common stock equal to 50% of the number of shares purchased in the 2011 Private Placement at an exercise price of $0.60 per share. The Company sold a total of 5,252,250 units consisting of common shares and a total of 3,875,000 units consisting of Series A Preferred Stock, resulting in total proceeds of $3,650,900. The 2011 Private Placement includes the conversion of debt owed by the Company in the aggregate amount of $940,900 which was converted on a dollar for dollar basis into the 2011 Private Placement. Net of converted debt, the 2011 Private Placement generated cash proceeds of $2,710,000.

The Company entered into registration rights agreements (the “Registration Rights Agreements”) with the investors in the 2011 Private Placement.  Effective March 16, 2012, the Company and holders of the majority of Registerable Securities (as defined in the Registration Rights Agreement) agreed to amend the definitions of “Filing Date” and “Effectiveness Date”, as such terms are defined in the Registration Rights Agreement, such that “Filing Date” shall mean 12 months after the Trigger Date and “Effectiveness Date” shall mean eighteen months after the Trigger Date.  On September 24, 2012 the S1 Registration Statement was filed with the SEC.  As of March 11, 2013 the Registration Statement has not been declared effective by the SEC.

Split-Off
Immediately following the closing of the Merger and the 2011 Private Placement, under the terms of an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations, the Company transferred substantially all of its pre-Merger assets and liabilities to its wholly owned subsidiary, Kopr Resources Holdings, Inc., a Delaware corporation (“SplitCo”). Thereafter, pursuant to a Stock Purchase Agreement, the Company transferred all of the outstanding capital stock of SplitCo to a former officer and director of the Company in exchange for cancellation of an aggregate of 22,510,919 shares of the Bullfrog Gold’s pre-merger common stock held by such person (the “Split-Off”), which left 11,000,000 shares of the Company’s common stock held by persons who were stockholders of Bullfrog Gold prior to the Merger. Of these shares, 9,000,000 shares constituted the Company’s “public float” prior to the Merger that will continue to represent the shares of the Company’s common stock eligible for resale without further registration by the holders thereof, until such time as the applicability of Rule 144 or other exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”), or the effectiveness of a further registration statement under the Securities Act, permits additional sales of issued shares.

As part of the reverse merger, the Company retained $13,383 of Bullfrog Gold’s pre-merger liabilities. In addition, Bullfrog Gold owed Standard Gold $201,363 at the merger date due to its collection of proceeds from a Standard Gold note payable. As a result of the merger, the combined $214,746 related to these balances has been recorded as a reduction in additional paid-in-capital.  If the merger had occurred on the inception date of the Company, the net loss of the combined entity for all periods presented would not differ materially from what is already reported.

Common Stock Options
On September 30, 2011, the Company’s Board of Directors and stockholders adopted the 2011 Stock Incentive Plan (the “2011 Plan”). Under the 2011 Plan, options may be granted which are intended to qualify as Incentive Stock Options under Section 422 of the Internal Revenue Code of 1986 (the "Code") or which are not intended to qualify as Incentive Stock Options thereunder. In addition, direct grants of stock or restricted stock may be awarded. The 2011 Plan has reserved 4,500,000 shares of common stock for issuance. All options issued are nonqualified stock options as amended on December 19, 2011.  The modification to the option agreements increased the vesting period for only certain option agreements from one year to two years.  The incremental cost associated with the differential in fair value at the modification date was not material.  The option agreements are exercisable as follows in 20% increments:

Date Installment Becomes Exercisable
December 19, 2011
March 31, 2012
September 30, 2012
March 31, 2013
September 30, 2013

A summary of stock options is presented below:

Recipient	Options	Strike Price	Term
Officer	1,250,000	$0.40	10 years	(1)
Officer	200,000	$0.40	10 years
Consultant	50,000	$0.40	10 years
Consultant	160,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Director	1,200,000	$0.40	10 years	(2)
TOTAL	4,060,000

(1) Issued to David Beling, the Company's Chief Executive Officer and President.
(2) Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

Using the Black Scholes option pricing model the following assumptions were made to estimate the fair value of the stock options:

Options	Exercise Price	Volatility	Risk Free Interest Rate	Fair Value
4,060,000	$0.40	78.5%	1.74%	$1,812,203

At December 31, 2012, there was unrecognized compensation expense related to these stock options of $543,661, which is expected to be recognized over a weighted average period of 9 months.

A summary of the stock options as of December 31, 2012 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2010	-	-	-	-
Granted	4,060,000	$0.40	10	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at December 31, 2011	4,060,000	$0.40	9.75	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at December 31, 2012	4,060,000	$0.40	8.75	-
Options exercisable at December 31, 2012	2,436,000	$0.40	8.75	-
Options expected to vest	4,060,000			-

Convertible Preferred Stock
In August 2011, the Board of Directors designated 5,000,000 shares of its Preferred Stock as Series A Preferred Stock. Each share of Series A Preferred Stock is convertible into one share of common stock at the option of the preferred holder. The Series A Preferred Stock in not entitled to receive dividends and does not possess redemption rights. The Company is prohibited from effecting the conversion of the Series A Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series A Preferred Stock. The holders of the Company’s Series A Preferred Stock are also entitled to certain liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company.

For the year ended December 31, 2012 there has been 1,586,539 shares of Series A Preferred Stock converted into common stock.  As of March 11, 2013 an additional 2,312,500 shares of Series A Preferred Stock converted into common stock, leaving a total of 687,500 shares of Series A Preferred Stock remaining.

In October 2012, the Board of Directors designated 5,000,000 shares of its Preferred Stock as Series B Preferred Stock. Each share of Series B Preferred Stock is convertible into one share of common stock at the option of the preferred holder. The Series B Preferred Stock is not entitled to receive dividends and does not possess redemption rights. The Company is prohibited from effecting the conversion of the Series B Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series B Preferred Stock. The holders of the Company’s Series B Preferred Stock are also entitled to certain liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company.

2012 Private Placement
The Company sold an aggregate of 7,380,600 units in a 2012 Private Placement (the “2012 Private Placement”) at a per unit price of $0.25, with each unit consisting of (i) one share of the Company’s common stock (except that certain investors elected to receive in lieu of common stock, one share of the Company’s Series B Convertible Preferred Stock) and (ii) a four year warrant to purchase shares of common stock equal to 100% of the number of shares purchased in the 2012 Private Placement at an exercise price of $0.35 per share. The 2012 Private Placement was completed in two closings (i) on November 19, 2012 the Company sold an aggregate of 5,380,600 units (which included 804,600 units for the conversion of debt and related interest and 276,000 units in exchange for certain legal fees) with gross proceeds to the Company of $1,345,150 (which included the conversion of debt of $200,000 plus $1,150 interest and $69,000 for certain legal fees) and (ii) on December 17, 2012 the Company sold an aggregate of 2,000,000 units with gross proceeds to the Company of $500,000.  The Company sold a total of 5,376,000 units consisting of common shares and a total of 2,004,600 units consisting of Series B Preferred Stock, resulting in total proceeds of $1,845,150. The 2012 Private Placement includes the conversion of debt owed by the Company in the aggregate amount of $200,000 plus $1,150 interest which was converted on a dollar for dollar basis into the 2012 Private Placement. Net of converted debt and legal fees, the 2012 Private Placement generated cash proceeds of $1,575,000.

The Company has entered into registration rights agreements with the Investors, pursuant to which the Company has agreed to file a “resale” registration statement with the SEC covering all shares of the Common Stock sold in the Offering and underlying any Warrants or Series B Preferred Stock, as well as Common Stock underlying the warrants issued to the placement agent(s) within 30 days (the “Filing Date”). The Company has agreed to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 90 days (the “Effectiveness Deadline”). On February 12, 2013 the S1/A Registration Statement was filed with the SEC.  As of March 11, 2013 the S-1/A Registration Statement has not been declared effective by the SEC.

STOCKHOLDER'S EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
STOCKHOLDER'S EQUITY

NOTE 2 - STOCKHOLDER’S EQUITY

2012 Private Placement

The Company sold an aggregate of 7,380,600 units in a 2012 Private Placement (the “2012 Private Placement”) at a per unit price of $0.25, with each unit consisting of (i) one share of the Company’s common stock (except that certain investors elected to receive in lieu of common stock, one share of the Company’s Series B Convertible Preferred Stock) and (ii) a four year warrant to purchase shares of common stock equal to 100% of the number of shares purchased in the 2012 Private Placement at an exercise price of $0.35 per share. The 2012 Private Placement was completed in two closings (i) on November 19, 2012 the Company sold an aggregate of 5,380,600 units (which included 804,600 units for the conversion of debt and related interest and 276,000 units in exchange for certain legal fees) with gross proceeds to the Company of $1,345,150 (which included the conversion of debt of $200,000 plus $1,150 interest and $69,000 for certain legal fees) and (ii) on December 17, 2012 the Company sold an aggregate of 2,000,000 units with gross proceeds to the Company of $500,000.  The Company sold a total of 5,376,000 units consisting of common shares and a total of 2,004,600 units consisting of Series B Preferred Stock, resulting in total proceeds of $1,845,150. The 2012 Private Placement includes the conversion of debt owed by the Company in the aggregate amount of $200,000 plus $1,150 interest which was converted on a dollar for dollar basis into the 2012 Private Placement. Net of converted debt and legal fees, the 2012 Private Placement generated cash proceeds of $1,575,000.

The Company entered into registration rights agreements with the investors in the 2012 Private Placement, pursuant to which the Company has agreed to file a “resale” registration statement with the Securities and Exchange Commission (the “SEC”) covering all shares of the Common Stock sold in the 2012 Private Placement and underlying any warrants or Series B Preferred Stock, as well as common stock underlying the warrants issued to the placement agent(s) within 30 days after the consummation of the 2012 Private Placement. The Company agreed to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company agreed to use its reasonable best efforts to have the registration statement declared effective within 90 days.   On May 29, 2013, the Company withdrew the registration statement filed with the SEC pertaining to the 2012 Private Placement. The Registration Rights Agreement was amended to define the effectiveness date to August 31, 2013.

February 2013 Private Placement

On February 4, 2013, the Company sold an aggregate of 1,800,060 February 2013 Units with gross proceeds to the Company of $450,015 to February 2013 Investors pursuant to February 2013 Subscription Agreement. The proceeds from this offering will be used primarily for a future investor relations campaign.  Each February 2013 Unit was sold for a purchase price of $0.25 per February 2013 Unit and consisted of: (i) one share of the Company’s Common Stock and (ii) a four-year February 2013 Warrant to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. In connection with the private placement, the Company issued an aggregate of 1,800,060 shares of its Common Stock. The shares were issued in reliance upon an exemption from registration provided by Rule 506 of Regulation D of the Securities Act of 1933 since no general solicitation or advertising was conducted by us in connection with the offering of any of the shares, all shares purchased in the offering were restricted in accordance with Rule 144 of the Securities Act and each of these shareholders were either accredited as defined in Rule 501 (a) of Regulation D promulgated under the Securities Act or sophisticated as defined in Rule 506(b)(2)(ii) of Regulation D promulgated under the Securities Act.

The February 2013 Warrants may be exercised on a cashless basis if at any time there is no effective registration statement within 120 days after the closing date of the private placement covering the resale of the shares of Common Stock underlying the February 2013 Warrants. The February 2013 Warrants contains limitations on the holder’s ability to exercise the Warrant in the event such exercise causes the holder to beneficially own in excess of 4.99% of the Company’s issued and outstanding Common Stock, subject to a discretionary increase in such limitation by the holder to 9.99% upon 61 days’ notice.

The Company paid placement agent fees of $12,000 in cash to a placement agent in connection with the sale of the February 2013 Units. The placement agent also received February 2013 Warrants to acquire 48,000 shares of the Company’s Common Stock.

The Company entered into registration rights agreements with the February 2013 Investors, pursuant to which the Company agreed to file a “resale” registration statement with the SEC covering all shares of the Common Stock sold in the Offering and underlying any February 2013 Warrants, as well as Common Stock underlying the warrants issued to the placement agent(s) on or prior to April 4, 2013 (the “February 2013 Filing Date”). The Company agreed to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company agreed to use its reasonable best efforts to have the registration statement declared effective within 60 days (the “Effectiveness Deadline”). The Company and holders of the majority of Registerable Securities (as defined in the February 2013 Registration Rights Agreement) agreed to amend the definition of “February 2013 Filing Date”, as such term is defined in the February 2013 Registration Rights Agreement, such that “February 2013 Filing Date” shall mean the date that is 30 days after the Form S-1filed September 24, 2012 (the “Registration Statement”) and subsequent amendments has been declared effective. On May 29, 2013, the Company withdrew the Registration Statement filed with the SEC pertaining to the February 2013 Private Placement.

The Company is obligated to pay to Investors a fee of 1% per month of the Investors’ investment, payable in cash, for every thirty (30) day period up to a maximum of 6%, (i) following the February 2013 Filing Date that the registration statement has not been filed and (ii) following the Effectiveness Deadline that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

June 2013 Private Placement

On June 21, 2013, the Company sold an aggregate of 100,000 June 2013 Units with gross proceeds to the Company of $25,000 to the June 2013 Investor pursuant to the June 2013 Subscription Agreement. The proceeds from this offering will be used primarily for general corporate expenses.  Each June 2013 Unit was sold for a purchase price of $0.25 per June 2013 Unit and consisted of: (i) one share of the Company’s Common Stock and (ii) a three-year June 2013 Warrant to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The shares were issued in reliance upon an exemption from registration provided by Rule 506 of Regulation D of the Securities Act of 1933, as amended (the “Securities Act”) since no general solicitation or advertising was conducted by us in connection with the offering of any of the shares, all shares purchased in the offering were restricted in accordance with Rule 144 of the Securities Act and each of these shareholders were either accredited as defined in Rule 501 (a) of Regulation D promulgated under the Securities Act or sophisticated as defined in Rule 506(b)(2)(ii) of Regulation D promulgated under the Securities Act.

Recent Sales of Unregistered Securities

On January 8, 2013, the Company issued 250,000 shares of common stock, to MockingJay, Inc. for future investor relations and consulting services. The shares were issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof based on the lack of any general solicitation or advertising in connection with the sale of the shares; the investor is purchasing the shares for its own account and without a view to distribute them; and the Company's issuance of the shares with a restrictive legend.

On January 16, 2013, the Company issued 150,000 shares of common stock, to Verge Consulting for future investor relations and consulting services. The shares were issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof based on the lack of any general solicitation or advertising in connection with the sale of the shares; the investor is purchasing the shares for its own account and without a view to distribute them; and the Company's issuance of the shares with a restrictive legend.

On June 4, 2013, the Company issued Arden Larson 80,000 units (“Larson Units”), with each Larson Unit consisting of one (1) share of the Company’s Common Stock and a warrant at a purchase price of Twenty Five Cents ($0.25) per Larson Unit for a total of $20,000. Each Larson Unit consists of: (i) one (1) share of the Company’s Common Stock and (ii) a three (3) year warrant to purchase one share at a per share exercise price of $0.35. The Larson Units were issued along with cash of $10,000 in settlement of a lease payment.

Convertible Preferred Stock

In August 2011, the Board of Directors of the Company (the “Board of Directors”) designated 5,000,000 shares of its Preferred Stock as Series A Preferred Stock. Each share of Series A Preferred Stock is convertible into one share of common stock at the option of the preferred holder. The Series A Preferred Stock in not entitled to receive dividends and does not possess redemption rights. The Company is prohibited from effecting the conversion of the Series A Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series A Preferred Stock. The holders of the Company’s Series A Preferred Stock are also entitled to certain liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company.

For the six months ending June 30, 2013 there were 2,312,500 shares of Series A Preferred Stock converted into common stock.  As of June 30, 2013 there have been 3,899,039 shares of Series A Preferred Stock converted into common stock, leaving a total of 687,500 shares of Series A Preferred Stock remaining.

In October 2012, the Board of Directors designated 5,000,000 shares of its Preferred Stock as Series B Preferred Stock. Each share of Series B Preferred Stock is convertible into one share of common stock at the option of the preferred holder. The Series B Preferred Stock is not entitled to receive dividends and does not possess redemption rights. The Company is prohibited from effecting the conversion of the Series B Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series B Preferred Stock. The holders of the Company’s Series B Preferred Stock are also entitled to certain liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company.

Common Stock Options

On September 30, 2011, the Board of Directors and stockholders adopted the 2011 Stock Incentive Plan (the “2011 Plan”). Under the 2011 Plan, options may be granted which are intended to qualify as Incentive Stock Options under Section 422 of the Internal Revenue Code of 1986 (the "Code") or which are not intended to qualify as Incentive Stock Options thereunder. In addition, direct grants of stock or restricted stock may be awarded. The 2011 Plan has reserved 4,500,000 shares of common stock for issuance. All options issued are nonqualified stock options as amended on December 19, 2011.  The modification to the option agreements increased the vesting period for only certain option agreements from one year to two years.  The incremental cost associated with the differential in fair value at the modification date was not material.  The option agreements are exercisable as follows in 20% increments:

Date Installment Becomes Exercisable
December 19, 2011
March 31, 2012
September 30, 2012
March 31, 2013
September 30, 2013

A summary of stock options is presented below:

Recipient	Options	Strike Price	Term
Officer	1,250,000	$0.40	10 years	(1)
Officer	200,000	$0.40	10 years
Consultant	50,000	$0.40	10 years
Consultant	160,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Director	1,200,000	$0.40	10 years	(2)
TOTAL	4,060,000

(1) Issued to David Beling, the Company's Chief Executive Officer and President.
(2) Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

At June 30, 2013, there was unrecognized compensation expense related to these stock options of $181,221, which is expected to be recognized over a weighted average period of 3 months.

A summary of the stock options as of June 30, 2013 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2012	4,060,000	$0.40	8.75	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at June 30, 2013	4,060,000	$0.40	8.25	-
Options exercisable at June 30, 2013	3,248,000	$0.40	8.25	-
Options expected to vest	4,060,000			-

NOTE 2 - STOCKHOLDER’S EQUITY

Pre-Reverse Merger Transactions
In 2010, Standard Gold began negotiations to acquire a 90% interest in property located near Beatty, Nevada (“the Bullfrog Project”) owned by NPX Metals, Inc. (“NPX Metals”). As of December 31, 2010, Standard Gold had issued 923,077 shares of common stock as consideration for the property interest

The remaining 10% interest in the Bullfrog Project was acquired by Standard Gold from Bull Frog Holdings Inc., in June, 2010 in exchange for $100,000 cash paid directly by one of Standard Gold’s lenders. Bull Frog Holdings, Inc. is an affiliate of NPX Metals.

On May 1, 2011, Standard Gold entered into a final agreement whereby Standard Gold acquired all of the working interest in the Bullfrog Project for a total consideration of a 3% net smelter return royalty due to NPX Metals.

Between July and August 25, 2011, Standard Gold issued a total of 1,678,612 common shares for cash consideration of $545. Such shares are reflective of a reverse split of Standard Gold’s common stock, effective August 26, 2011, on a 1 for 3.25 basis. All share data in the accompanying financial statements and notes have been retroactively restated to reflect the reverse split.

On August 30, 2011, Standard Gold entered into an Agreement of Conveyance, Transfer and Assignment with Aurum National Holdings Ltd. (“Aurum”), pursuant to which the Company purchased an option held by Aurum under that certain Option to Purchase and Royalty Agreement dated as of August 13, 2009 and as amended on June 30, 2011, between Aurum and Southwest Exploration, Inc. (“Southwest”), which gave Aurum the option to purchase a 100% right, title and interest in and to certain mineral claims in Arizona known as the “Newsboy Project”. In consideration for the assignment of the option, Standard Gold issued to Aurum and its designees an aggregate of 4,000,000 shares of its common stock.  In addition Aurum had made deposits to vendors that were transferred to the Company to be applied to future expenses.  Of these payments, $6,364 was paid back to the Company in October 2011 and $45,000 was applied to exploration costs in November 2011.

On September 28, 2011, Standard Gold and Southwest entered into an Option to Purchase and Royalty Agreement pursuant to which Southwest granted to Standard Gold, the sole and immediate working right and option to earn a One Hundred Percent (100%) interest in and to the Newsboy Project property free and clear of all charges encumbrances and claims in consideration for $3,425,000, of which $500,000 was previously paid by a third party (the “Prepayment Amount”). The balance due to Southwest on September 30, 2011 of $2,925,000 is payable on the following schedule:

(i)	on January 1, 2012, the sum of US $150,000.00; July 1, 2012 the sum of US $150,000.00;
(ii)	on January 1, 2013, the sum of US $200,000.00; July 1, 2013 the sum of US $200,000.00;
(iii)	on January 1, 2014, the sum of US $250,000.00; July 1, 2014 the sum of US $250,000.00;
(iv)	on January 1, 2015, the sum of US $300,000.00; July 1, 2015 the sum of US $300,000.00;
(v)	on January 1, 2016, the sum of US $350,000.00; July 1, 2016 the sum of US $350,000.00; and
(vi)	on January 1, 2017, the sum of US $425,000.00.

The first option payment of $150,000 was paid in December 2011. Upon the full payment of the balance of $2,775,000, the option will be considered automatically exercised and the Company will have earned a 100% interest in and to the Newsboy Project property free and clear of all liens and encumbrances. Notwithstanding the foregoing, the Company is obligated to pay a Net Smelter Royalty payment equal to two percent (2%) of the proceeds from the sale or other disposition from any purchaser of any mineral derived from the ore mined from the Newsboy Project property. To retain the property, the Company must also pay the annual claim maintenance fees and file a Notice of Intent to Hold with the Bureau of Land Management and Maricopa County. The Company must also make annual payments for the lands leased from the State of Arizona. Should the Company choose not to maintain the working right and option to the property, the Company can forego future payments to Southwest without penalty. A total of $500,000 was paid to Southwest as part of the option to purchase agreement by third parties, which converted into an aggregate of 1,250,000 Units in the 2011 Private Placement. These payments have been recorded as increases to mineral property on the balance sheet.

In addition to the above payments, $50,000 was paid to Southwest by a third party for additional direct costs of acquiring the mineral property which converted into an aggregate of 125,000 Units in the 2011 Private Placement. This payment is included as an increase to mineral property on the balance sheet.

Reverse Merger Transaction
On September 30, 2011, the Company entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) with Standard Gold, a privately held Nevada corporation, and Bullfrog Gold Acquisition Corp., the Company’s newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”), pursuant to which Standard Gold merged with and into Acquisition Sub, with Standard Gold as the surviving entity, causing Standard Gold to become the Company’s wholly-owned subsidiary (the “Merger”). The Merger was completed in order to receive financing for the exploration of the Newsboy Project in Arizona and the Bullfrog Project in Nevada.

Pursuant to the terms and conditions of the Merger Agreement, at the closing of the Merger, an aggregate of 14,357,135 shares of Standard Gold’s common stock issued and outstanding immediately prior to the closing of the Merger were converted into securities of the Company based on the following breakdown: (i) 13,645,596 of the shares of Standard Gold’s outstanding common stock were converted into the right to receive an aggregate of 13,645,596 shares of the Company’s common stock on a one for one basis and (ii) an aggregate of 711,539 of the issued and outstanding shares of common stock of Standard Gold immediately prior to the closing of the Merger was converted into the right to receive an aggregate of 711,539 shares of the Company’s Series A Convertible Preferred Stock on a one for one basis (the “Series A Preferred Stock”), which is convertible into shares of the Company’s common stock on a one for one basis.

2011 Private Placement
Following the closing of the Merger, the Company sold an aggregate of 9,127,250 units in a 2011 Private Placement (the “2011 Private Placement”) at a per unit price of $0.40, with each unit consisting of (i) one share of the Company’s common stock (except that certain investors elected to receive in lieu of common stock, one share of the Company’s Series A Convertible Preferred Stock) and (ii) a three year warrant to purchase shares of common stock equal to 50% of the number of shares purchased in the 2011 Private Placement at an exercise price of $0.60 per share. The Company sold a total of 5,252,250 units consisting of common shares and a total of 3,875,000 units consisting of Series A Preferred Stock, resulting in total proceeds of $3,650,900. The 2011 Private Placement includes the conversion of debt owed by the Company in the aggregate amount of $940,900 which was converted on a dollar for dollar basis into the 2011 Private Placement. Net of converted debt, the 2011 Private Placement generated cash proceeds of $2,710,000.

The Company entered into registration rights agreements (the “Registration Rights Agreements”) with the investors in the 2011 Private Placement.  Effective March 16, 2012, the Company and holders of the majority of Registerable Securities (as defined in the Registration Rights Agreement) agreed to amend the definitions of “Filing Date” and “Effectiveness Date”, as such terms are defined in the Registration Rights Agreement, such that “Filing Date” shall mean 12 months after the Trigger Date and “Effectiveness Date” shall mean eighteen months after the Trigger Date.  On September 24, 2012 the S1 Registration Statement was filed with the SEC.  As of March 11, 2013 the Registration Statement has not been declared effective by the SEC.

Split-Off
Immediately following the closing of the Merger and the 2011 Private Placement, under the terms of an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations, the Company transferred substantially all of its pre-Merger assets and liabilities to its wholly owned subsidiary, Kopr Resources Holdings, Inc., a Delaware corporation (“SplitCo”). Thereafter, pursuant to a Stock Purchase Agreement, the Company transferred all of the outstanding capital stock of SplitCo to a former officer and director of the Company in exchange for cancellation of an aggregate of 22,510,919 shares of the Bullfrog Gold’s pre-merger common stock held by such person (the “Split-Off”), which left 11,000,000 shares of the Company’s common stock held by persons who were stockholders of Bullfrog Gold prior to the Merger. Of these shares, 9,000,000 shares constituted the Company’s “public float” prior to the Merger that will continue to represent the shares of the Company’s common stock eligible for resale without further registration by the holders thereof, until such time as the applicability of Rule 144 or other exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”), or the effectiveness of a further registration statement under the Securities Act, permits additional sales of issued shares.

As part of the reverse merger, the Company retained $13,383 of Bullfrog Gold’s pre-merger liabilities. In addition, Bullfrog Gold owed Standard Gold $201,363 at the merger date due to its collection of proceeds from a Standard Gold note payable. As a result of the merger, the combined $214,746 related to these balances has been recorded as a reduction in additional paid-in-capital.  If the merger had occurred on the inception date of the Company, the net loss of the combined entity for all periods presented would not differ materially from what is already reported.

Common Stock Options
On September 30, 2011, the Company’s Board of Directors and stockholders adopted the 2011 Stock Incentive Plan (the “2011 Plan”). Under the 2011 Plan, options may be granted which are intended to qualify as Incentive Stock Options under Section 422 of the Internal Revenue Code of 1986 (the "Code") or which are not intended to qualify as Incentive Stock Options thereunder. In addition, direct grants of stock or restricted stock may be awarded. The 2011 Plan has reserved 4,500,000 shares of common stock for issuance. All options issued are nonqualified stock options as amended on December 19, 2011.  The modification to the option agreements increased the vesting period for only certain option agreements from one year to two years.  The incremental cost associated with the differential in fair value at the modification date was not material.  The option agreements are exercisable as follows in 20% increments:

Date Installment Becomes Exercisable
December 19, 2011
March 31, 2012
September 30, 2012
March 31, 2013
September 30, 2013

A summary of stock options is presented below:

Recipient	Options	Strike Price	Term
Officer	1,250,000	$0.40	10 years	(1)
Officer	200,000	$0.40	10 years
Consultant	50,000	$0.40	10 years
Consultant	160,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Director	1,200,000	$0.40	10 years	(2)
TOTAL	4,060,000

(1) Issued to David Beling, the Company's Chief Executive Officer and President.
(2) Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

Using the Black Scholes option pricing model the following assumptions were made to estimate the fair value of the stock options:

Options	Exercise Price	Volatility	Risk Free Interest Rate	Fair Value
4,060,000	$0.40	78.5%	1.74%	$1,812,203

At December 31, 2012, there was unrecognized compensation expense related to these stock options of $543,661, which is expected to be recognized over a weighted average period of 9 months.

A summary of the stock options as of December 31, 2012 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2010	-	-	-	-
Granted	4,060,000	$0.40	10	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at December 31, 2011	4,060,000	$0.40	9.75	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at December 31, 2012	4,060,000	$0.40	8.75	-
Options exercisable at December 31, 2012	2,436,000	$0.40	8.75	-
Options expected to vest	4,060,000			-

Convertible Preferred Stock
In August 2011, the Board of Directors designated 5,000,000 shares of its Preferred Stock as Series A Preferred Stock. Each share of Series A Preferred Stock is convertible into one share of common stock at the option of the preferred holder. The Series A Preferred Stock in not entitled to receive dividends and does not possess redemption rights. The Company is prohibited from effecting the conversion of the Series A Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series A Preferred Stock. The holders of the Company’s Series A Preferred Stock are also entitled to certain liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company.

For the year ended December 31, 2012 there has been 1,586,539 shares of Series A Preferred Stock converted into common stock.  As of March 11, 2013 an additional 2,312,500 shares of Series A Preferred Stock converted into common stock, leaving a total of 687,500 shares of Series A Preferred Stock remaining.

In October 2012, the Board of Directors designated 5,000,000 shares of its Preferred Stock as Series B Preferred Stock. Each share of Series B Preferred Stock is convertible into one share of common stock at the option of the preferred holder. The Series B Preferred Stock is not entitled to receive dividends and does not possess redemption rights. The Company is prohibited from effecting the conversion of the Series B Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series B Preferred Stock. The holders of the Company’s Series B Preferred Stock are also entitled to certain liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company.

2012 Private Placement
The Company sold an aggregate of 7,380,600 units in a 2012 Private Placement (the “2012 Private Placement”) at a per unit price of $0.25, with each unit consisting of (i) one share of the Company’s common stock (except that certain investors elected to receive in lieu of common stock, one share of the Company’s Series B Convertible Preferred Stock) and (ii) a four year warrant to purchase shares of common stock equal to 100% of the number of shares purchased in the 2012 Private Placement at an exercise price of $0.35 per share. The 2012 Private Placement was completed in two closings (i) on November 19, 2012 the Company sold an aggregate of 5,380,600 units (which included 804,600 units for the conversion of debt and related interest and 276,000 units in exchange for certain legal fees) with gross proceeds to the Company of $1,345,150 (which included the conversion of debt of $200,000 plus $1,150 interest and $69,000 for certain legal fees) and (ii) on December 17, 2012 the Company sold an aggregate of 2,000,000 units with gross proceeds to the Company of $500,000.  The Company sold a total of 5,376,000 units consisting of common shares and a total of 2,004,600 units consisting of Series B Preferred Stock, resulting in total proceeds of $1,845,150. The 2012 Private Placement includes the conversion of debt owed by the Company in the aggregate amount of $200,000 plus $1,150 interest which was converted on a dollar for dollar basis into the 2012 Private Placement. Net of converted debt and legal fees, the 2012 Private Placement generated cash proceeds of $1,575,000.

The Company has entered into registration rights agreements with the Investors, pursuant to which the Company has agreed to file a “resale” registration statement with the SEC covering all shares of the Common Stock sold in the Offering and underlying any Warrants or Series B Preferred Stock, as well as Common Stock underlying the warrants issued to the placement agent(s) within 30 days (the “Filing Date”). The Company has agreed to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 90 days (the “Effectiveness Deadline”). On February 12, 2013 the S1/A Registration Statement was filed with the SEC.  As of March 11, 2013 the S-1/A Registration Statement has not been declared effective by the SEC.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 3 – DERIVATIVE FINANCIAL INSTRUMENTS
In applying current accounting standards to the financial instruments issued in the 2011 Private Placement and the 2012 Private Placement, the Company first considered the classification of the Series A and Series B Preferred Stock under ASC 480 Distinguishing Liabilities from Equity, and the Warrants under ASC 815 Derivatives and Hedging. The Series A and Series B Preferred Stock is perpetual preferred stock without redemption or dividend provisions, contingent or otherwise. Further, the Series A and Series B Preferred Stock is convertible into a fixed number of shares of Common Stock with adjustments to the conversion price solely associated with equity restructuring events such a stock splits and recapitalization. Generally redemption provisions that provide for the mandatory payment of cash to the Investor to settle the contract or certain provisions that cause the number of linked shares of Common Stock to vary result in liability classification; and, in some instances, classification outside of stockholders’ equity. There being no such provisions associated with the Series A or Series B Preferred Stock, it is classified as a component of stockholders’ equity.

The warrants were also evaluated for purposes of classification. The warrants issued in the 2011 Private Placement and 2012 Private Placement contains a feature that is not consistent with the concept of stockholders’ equity. The exercise price of the warrants are subject to adjustment upon the issuance of common stock or common share linked contracts at prices below the contractual exercise prices. The 2011 Private Placement warrants were subject to price adjustment until October 1, 2012, therefore the 2011 Private Placement warrants have been reclassified to stockholders’ equity as of October 1, 2012. The 2012 Private Placement warrants price adjustment expires four years after the date of issuance (the “Expiration Date”). Current accounting standards provide that such provisions are not consistent with the concept of stockholders’ equity. As a result, the 2012 Private Placement warrants require classification in liability as derivative warrants. Derivative warrants are carried initially at fair value (up to the value of cash received) and subsequently at fair value with changes in fair value reflected in income.

	Closing date of private placement
	9/30/11	11/19/12	12/17/12	Total warrant liability
Beginning balance at December 31, 2010	$--	$--	$--	$--
Issuance of derivative warrants in private placement	1,235,229	--	--	1,235,229
Exercise or expiration	--	--	--	--
Change in fair value of warrant liability	1,126,696	--	--	1,126,696
Balance at December 31, 2011	2,361,925	--	--	2,361,925
Issuance of derivative warrants in private placement	--	1,345,150	312,978	1,658,128
Exercise or expiration	--	--	--	--
Change in fair value of warrant liability	(2,288,374)	(282,499)	72,276	(2,498,597)
Reclassification of warrant from liability to equity	(73,551)	--	--	(73,551)
Ending balance at December 31, 2012	$--	$1,062,651	$385,254	$1,447,905

The derivative warrants were calculated using Black-Scholes valuation technique. Significant inputs into this technique are as follows:

2011 Private Placement	9/30/11	12/31/11	10/1/12
Fair market value of common stock	$0.60	$0.95	$0.18
Exercise price	$0.60	$0.60	$0.60
Term (1)	3 Years	2.75 Years	2.0 Years
Volatility range (2)	68.5%	63.9%	69.7%
Risk-free rate (3)	0.50%	0.50%	0.25%

2012 Private Placement	11/19/12	12/17/12	12/31/12
Fair market value of common stock	$0.46	$0.32	$0.37
Exercise price	$0.35	$0.35	$0.35
Term (1)	4 Years	4 Years	(4)
Volatility range (2)	68.7%	68.6%	68.3%
Risk-free rate (3)	0.33%	0.37%	0.36%

(1)	The term is the remaining years until expiration of warrants.
(2)
The Company does not have a trading market value upon which to base its forward-looking volatility. Accordingly, the Company selected a peer company that provided a reasonable basis upon which to calculate volatility.

(3)	The risk-free rate used represents the yield on zero coupon US Government Securities with a period to maturity consistent with the interval described in (2), above.
(4)	The remaining term for the 2012 Private Placement with a November 19, 2012 closing date was 3.88 years, and the December 17, 2012 closing date was 3.96 years.

Warrants contain limitations on exercise, including the limitation that the holders may not convert their warrants to the extent that upon exercise the holder, together with its affiliates, would own in excess of 4.99% of our outstanding shares of common stock (subject to an increase upon at least 61-days’ notice by the subscriber to us, of up to 9.99%).

The second classification-related accounting consideration related to the possibility that the conversion option embedded in the Series A and Series B Preferred Stock may require classification outside of stockholders’ equity. Generally, an embedded feature in a hybrid financial instrument (such as the Series A and Series B Preferred Stock) that both meets the definition of a derivative financial instrument and is not clearly and closely related to the host contract in term of risks would require bifurcation and accounting under derivative standards. The embedded conversion option is a feature that embodies risks of equity. The Company has concluded that the Series A and Series B Preferred Stock is a contract that affords solely equity risks.

NOTE PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
NOTE PAYABLE

NOTE 4 – NOTE PAYABLE

On December 10, 2012 (the “Closing Date”), the Company entered into the Facility with RMB, as the lender, in the amount of $4.2 million.  The loan proceeds from the Facility will be used to fund an agreed work program relating to the Newsboy gold project located in Arizona and for agreed general corporate purposes.  Standard Gold Corp., a Nevada Corporation (“Standard Gold”) and the Company’s wholly owned subsidiary is the borrower under the Facility and the Company is the guarantor of Standard Gold’s obligations under the Facility.  Standard Gold paid an arrangement fee of 7% of the Facility amount due upon the first draw down of the Facility. A total arrangement fee of $294,000 was paid of which $50,000 was paid May 2012 and the balance upon receipt of the first draw down on December 11, 2012, which with the first drawdown advance of approximately $745,000 constituted approximately all of the available credit under the Facility at the time of the draw down. The Facility will be available until March 31, 2014 with the final repayment date due 24 months after the Closing Date.  Standard Gold has the option to prepay without penalty any portion of the Facility at any time subject to 30 day notice, any broken period costs and minimum prepayment amounts of $500,000.  The Facility bears interest at the rate of LIBOR plus 7% with interest payable quarterly in cash.  In connection with the Facility, the Company issued 7,000,000 warrants to purchase shares of the Company’s Common Stock for $0.35 per share to be exercisable for 36 months after the Closing Date, with the proceeds from the exercise of the warrants to be used to repay the Facility. The Company met all of the conditions precedent to complete the closing for the Facility and is receiving funds from RMB as requested by the Company based on the agreed work program.

In applying current accounting standards to the warrants issued in the Facility with RMB, the Company considered the warrants under ASC 815 Derivatives and Hedging.  Under these standards the warrants would qualify as equity.  The fair value of the warrants were calculated to be $1,063,592 and are classified as deferred financing fees that will be amortized for 24 months from the Closing Date of the Facility.

NOTE 4 – NOTE PAYABLE
On December 10, 2012 (the “Closing Date”), the Company entered into a Facility Agreement evidencing a secured loan (the “Facility”) with RMB Australia Holdings Limited (“RMB”), as the lender, in the amount of $4.2 million. The loan proceeds from the Facility will be used to fund an agreed work program relating to the Newsboy gold project located in Arizona and for agreed general corporate purposes. Standard Gold Corp., a Nevada Corporation (“Standard Gold”) and the Company’s wholly owned subsidiary is the borrower under the Facility and the Company is the guarantor of Standard Gold’s obligations under the Facility. Standard Gold will pay an arrangement fee of 7% of the Facility amount due upon the first draw down of the Facility. The Facility will be available until March 31, 2014 with the final repayment date due 24 months after the Closing Date. Standard Gold has the option to prepay without penalty any portion of the Facility at any time subject to 30 day notice, any broken period costs and minimum prepayment amounts of $500,000. The Facility bears interest at the rate of LIBOR plus 7% with interest payable quarterly in cash. In connection with the Facility, the Company issued 7,000,000 warrants to purchase shares of the Company’s common stock for $0.35 per share to be exercisable for 36 months after the Closing Date, with the proceeds from the exercise of the warrants to be used to repay the Facility. The Company met all of the conditions precedent to complete the closing for the RMB Facility and is receiving funds from RMB as requested by the Company based on the agreed work program.

In applying current accounting standards to the warrants issued in the Facility with RMB, the Company considered the warrants under ASC 815 Derivatives and Hedging.  Under these standards the warrants would qualify as equity and using the Black Scholes pricing model the following assumptions were made to estimate the fair value of the warrants:

December 10, 2012
Fair market value of common stock	$0.35
Exercise price	$0.35
Term (1)	3 Years
Volatility range (2)	65.8%
Risk-free rate (3)	0.33%

(1)	The term is the remaining years until expiration of warrants.
(2)
The Company does not have a trading market value upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility.

(3)	The risk-free rate used represents the yield on zero coupon US Government Securities with a period to maturity consistent with the interval described in (2), above.

The fair value of the warrants were calculated to be $1,063,592 and are classified as deferred financing fees that will be amortized for 24 months from the Closing Date of the RMB Facility.

NOTE PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
NOTE PAYABLE

NOTE 4 – NOTE PAYABLE

On December 10, 2012 (the “Closing Date”), the Company entered into the Facility with RMB, as the lender, in the amount of $4.2 million.  The loan proceeds from the Facility will be used to fund an agreed work program relating to the Newsboy gold project located in Arizona and for agreed general corporate purposes.  Standard Gold Corp., a Nevada Corporation (“Standard Gold”) and the Company’s wholly owned subsidiary is the borrower under the Facility and the Company is the guarantor of Standard Gold’s obligations under the Facility.  Standard Gold paid an arrangement fee of 7% of the Facility amount due upon the first draw down of the Facility. A total arrangement fee of $294,000 was paid of which $50,000 was paid May 2012 and the balance upon receipt of the first draw down on December 11, 2012, which with the first drawdown advance of approximately $745,000 constituted approximately all of the available credit under the Facility at the time of the draw down. The Facility will be available until March 31, 2014 with the final repayment date due 24 months after the Closing Date.  Standard Gold has the option to prepay without penalty any portion of the Facility at any time subject to 30 day notice, any broken period costs and minimum prepayment amounts of $500,000.  The Facility bears interest at the rate of LIBOR plus 7% with interest payable quarterly in cash.  In connection with the Facility, the Company issued 7,000,000 warrants to purchase shares of the Company’s Common Stock for $0.35 per share to be exercisable for 36 months after the Closing Date, with the proceeds from the exercise of the warrants to be used to repay the Facility. The Company met all of the conditions precedent to complete the closing for the Facility and is receiving funds from RMB as requested by the Company based on the agreed work program.

In applying current accounting standards to the warrants issued in the Facility with RMB, the Company considered the warrants under ASC 815 Derivatives and Hedging.  Under these standards the warrants would qualify as equity.  The fair value of the warrants were calculated to be $1,063,592 and are classified as deferred financing fees that will be amortized for 24 months from the Closing Date of the Facility.

NOTE 4 – NOTE PAYABLE
On December 10, 2012 (the “Closing Date”), the Company entered into a Facility Agreement evidencing a secured loan (the “Facility”) with RMB Australia Holdings Limited (“RMB”), as the lender, in the amount of $4.2 million. The loan proceeds from the Facility will be used to fund an agreed work program relating to the Newsboy gold project located in Arizona and for agreed general corporate purposes. Standard Gold Corp., a Nevada Corporation (“Standard Gold”) and the Company’s wholly owned subsidiary is the borrower under the Facility and the Company is the guarantor of Standard Gold’s obligations under the Facility. Standard Gold will pay an arrangement fee of 7% of the Facility amount due upon the first draw down of the Facility. The Facility will be available until March 31, 2014 with the final repayment date due 24 months after the Closing Date. Standard Gold has the option to prepay without penalty any portion of the Facility at any time subject to 30 day notice, any broken period costs and minimum prepayment amounts of $500,000. The Facility bears interest at the rate of LIBOR plus 7% with interest payable quarterly in cash. In connection with the Facility, the Company issued 7,000,000 warrants to purchase shares of the Company’s common stock for $0.35 per share to be exercisable for 36 months after the Closing Date, with the proceeds from the exercise of the warrants to be used to repay the Facility. The Company met all of the conditions precedent to complete the closing for the RMB Facility and is receiving funds from RMB as requested by the Company based on the agreed work program.

In applying current accounting standards to the warrants issued in the Facility with RMB, the Company considered the warrants under ASC 815 Derivatives and Hedging.  Under these standards the warrants would qualify as equity and using the Black Scholes pricing model the following assumptions were made to estimate the fair value of the warrants:

December 10, 2012
Fair market value of common stock	$0.35
Exercise price	$0.35
Term (1)	3 Years
Volatility range (2)	65.8%
Risk-free rate (3)	0.33%

(1)	The term is the remaining years until expiration of warrants.
(2)
The Company does not have a trading market value upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility.

(3)	The risk-free rate used represents the yield on zero coupon US Government Securities with a period to maturity consistent with the interval described in (2), above.

The fair value of the warrants were calculated to be $1,063,592 and are classified as deferred financing fees that will be amortized for 24 months from the Closing Date of the RMB Facility.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 5 – INCOME TAXES
The effective income tax rate for the years ended December 31, 2012 and 2011 consisted of the following:

	2011	2010
Federal statutory income tax rate	(35.0%)	(35.0%)
Other	0.57%	(0.00%)
Permanent differences	0.02%	0.00%
Increase in valuation allowance	34.41%	35.00%
Net income tax provision (benefit)	-	-

The components of the deferred tax assets and liabilities as of December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Federal and state net operating loss carryovers	$1,118,955	$199,485
Mineral Property	119,639	12,969
Warrant Liability	-0-	394,344
Stock compensation	443,989	137,266
Accrued vacation	2,962	-0-
Reorganization Costs	-0-	49,886
Deferred tax asset	$1,685,545	$793,950

Deferred tax liabilities:
Warrant Liability	(480,165)	-0-
Total deferred liabilities	(480,165)	-0-

Net deferred tax asset	1,205,380	793,950
Less: valuation allowance	(1,205,380)	(793,950)

Deferred tax asset	$ -0-	$ -0-

The Company has approximately a $3,197,014 net operating loss carryover as of December 31, 2012.  The net operating loss may offset against taxable income through the year ended December 31, 2032.  A portion of the net operating loss carryover begins expiring in 2030 and may be subject to U.S. Internal Revenue Code Section 382 limitations.

The Company has provided a valuation allowance for the deferred tax asset as of December 31, 2012, as the likelihood of the realization of the tax benefits cannot be determined.  The valuation allowance increased by approximately $411,430 and $976,913 for the years ended December 31, 2012 and 2011, respectively.

The Company and our subsidiaries file annual US Federal income tax returns and annual income tax returns for the states of Arizona and Colorado. We are not subject to income tax examinations by tax authorities for years before 2010 for all returns. Income taxing authorities have conducted no formal examinations of our past Federal or state income tax returns and supporting records.

COMMITMENTS	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 5 - COMMITMENTS

Newsboy Project

On September 28, 2011, Standard Gold and Southwest Exploration, Inc (“Southwest”) entered into an Option to Purchase and Royalty Agreement pursuant to which Southwest granted to Standard Gold, the sole and immediate working right and option to earn a One Hundred Percent (100%) interest in and to the Newsboy Project property free and clear of all charges encumbrances and claims in consideration for $3,425,000, of which $500,000 was previously paid by a third party. The balance due to Southwest on September 30, 2011 of $2,925,000 is payable on the following schedule:

(i)	on January 1, 2012, the sum of US $150,000.00; July 1, 2012 the sum of US $150,000.00;
(ii)	on January 1, 2013, the sum of US $200,000.00; July 1, 2013 the sum of US $200,000.00;
(iii)	on January 1, 2014, the sum of US $250,000.00; July 1, 2014 the sum of US $250,000.00;
(iv)	on January 1, 2015, the sum of US $300,000.00; July 1, 2015 the sum of US $300,000.00;
(v)	on January 1, 2016, the sum of US $350,000.00; July 1, 2016 the sum of US $350,000.00; and
(vi)	on January 1, 2017, the sum of US $425,000.00.

The first four option payments for a total of $700,000 have been paid on schedule.  Upon the full payment of the balance of $2,225,000, the option will be considered automatically exercised and the Company will have earned a 100% interest in and to the Newsboy Project property free and clear of all liens and encumbrances. Notwithstanding the foregoing, the Company is obligated to pay a Net Smelter Royalty payment equal to two percent (2%) of the proceeds from the sale or other disposition from any purchaser of any mineral derived from the ore mined from the Newsboy Project property. To retain the property, the Company must also pay the annual claim maintenance fees and file a Notice of Intent to Hold with the Bureau of Land Management and Maricopa County. The Company must also make annual payments for the lands leased from the State of Arizona. Should the Company choose not to maintain the working right and option to the property, the Company can forego future payments to Southwest without penalty. A total of $500,000 was paid to Southwest as part of the option to purchase agreement by third parties, which converted into an aggregate of 1,250,000 Units in the 2011 Private Placement. These payments have been recorded as increases to mineral property on the balance sheet.

Klondike Project

On June 11, 2012, the Company entered into an option agreement with Arden Larson to purchase a 100% interest in the Klondike Project (“Klondike”) that included 64 unpatented mining claims, to which the Company staked an additional 168 claims. Klondike is located in the Alpha Mining District about 40 miles north of Eureka, Nevada.

The Company will pay a total of $575,000 to Mr. Larson on the following schedule:

Payment Date	Payment Amount
Effective Date (June 11, 2012)	$25,000
Six months after Effective Date	$25,000
June 11, 2013	$30,000
June 11, 2014	$35,000
June 11, 2015	$40,000
June 11, 2016	$45,000
June 11, 2017	$50,000
June 11, 2018	$55,000
June 11, 2019	$60,000
June 11, 2020	$65,000
June 11, 2021	$70,000
June 11, 2022	$75,000

The Company has the option to buy-down the royalty component by making payments of $500,000 per 0.25% of base net smelter return royalties for gold, silver and other products to Mr. Larson based on the following schedule:

Product	Base net smelter return royalty	Average market price	Maximum buy-down net smelter return royalty
GOLD	1.00	Less than $1,200/troy oz.	0.50
	1.50	$1,201 to $1,600/troy oz.	0.75
	2.00	$1,601 to $2,000/troy oz.	1.00
	2.50	$2,001 to $2,400/troy oz.	1.25
	3.00	$2,401 to $2,800/troy oz.	1.50
	3.50	$2,801 to $3,200/troy oz.	1.75
	4.00	Greater than $3,200/troy oz.	2.00

SILVER	1.00	Less than $15/troy oz.	0.50
	1.50	$15.01 to $30/troy oz.	0.75
	2.00	$30.01 to $45/troy oz.	1.00
	2.50	$45.01 to $60/troy oz.	1.25
	3.00	$60.01 to $75/troy oz.	1.50
	3.50	$75.01 to $90/troy oz.	1.75
	4.00	Greater than $90/troy oz.	2.00

OTHER	2.00	As determined by products	1.00

In addition, the Company is committed to spend no less than $850,000 for the benefit of the Klondike Project on the following schedule:

1.	$100,000 prior to June 11, 2013
2.	An additional $150,000 prior to June 11, 2014

3.	An additional $200,000 prior to June 11, 2015
4.	An additional $200,000 prior to June 11, 2016

5.	An additional $200,000 prior to June 11, 2017

Should the Company choose not to maintain the work commitment and option to the property the Company can forego future payments to Mr. Larson without penalty.

ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT

NOTE 6 - ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT
On June 11, 2012, the Company entered into an option agreement with Arden Larson to purchase a 100% interest in the Klondike Project (“Klondike”) that included 64 unpatented mining claims, to which the Company recently staked an additional 100 claims. Klondike is located in the Alpha Mining District about 40 miles north of Eureka, Nevada.

The Company will pay a total of $575,000 to Mr. Larson on the following schedule:

Payment Date	Payment Amount
Effective Date (June 11, 2012)	$25,000
Six months after Effective Date	$25,000
June 11, 2013	$30,000
June 11, 2014	$35,000
June 11, 2015	$40,000
June 11, 2016	$45,000
June 11, 2017	$50,000
June 11, 2018	$55,000
June 11, 2019	$60,000
June 11, 2020	$65,000
June 11, 2021	$70,000
June 11, 2022	$75,000

The Company has the option to buy-down the royalty component by making payments of $500,000 per 0.25% of base net smelter return royalties for gold, silver and other products to Mr. Larson based on the following schedule:

Product	Base net smelter return royalty	Average market price	Maximum buy-down net smelter return royalty
GOLD	1.00	Less than $1,200/troy oz.	0.50
	1.50	$1,201 to $1,600/troy oz.	0.75
	2.00	$1,601 to $2,000/troy oz.	1.00
	2.50	$2,001 to $2,400/troy oz.	1.25
	3.00	$2,401 to $2,800/troy oz.	1.50
	3.50	$2,801 to $3,200/troy oz.	1.75
	4.00	Greater than $3,200/troy oz.	2.00

SILVER	1.00	Less than $15/troy oz.	0.50
	1.50	$15.01 to $30/troy oz.	0.75
	2.00	$30.01 to $45/troy oz.	1.00
	2.50	$45.01 to $60/troy oz.	1.25
	3.00	$60.01 to $75/troy oz.	1.50
	3.50	$75.01 to $90/troy oz.	1.75
	4.00	Greater than $90/troy oz.	2.00

OTHER	2.00	As determined by products	1.00

In addition, the Company is committed to spend no less than $850,000 for the benefit of the Klondike Project on the following schedule:

1.	$100,000 prior to June 11, 2013
2.	An additional $150,000 prior to June 11, 2014
3.	An additional $200,000 prior to June 11, 2015
4.	An additional $200,000 prior to June 11, 2016
5.	An additional $200,000 prior to June 11, 2017

Should the Company choose not to maintain the work commitment and option to the property, the Company can forego future payments to Mr. Larson without penalty.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On July 16, 2013, 800,000 shares of series B preferred stock was converted to 800,000 shares of common stock.

On July 23, 2013 804,600 shares of series B preferred stock was converted to 804,600 shares of common stock.

NOTE 7 – SUBSEQUENT EVENTS
On January 8, 2013, the Company issued 250,000 shares of common stock, to MockingJay, Inc. for future investor relations and consulting services. The shares were issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof based on the lack of any general solicitation or advertising in connection with the sale of the shares; the investor is purchasing the shares for its own account and without a view to distribute them; and the Company's issuance of the shares with a restrictive legend.

On January 16, 2013, the Company issued 150,000 shares of common stock, to Verge Consulting for future investor relations and consulting services. The shares were issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof based on the lack of any general solicitation or advertising in connection with the sale of the shares; the investor is purchasing the shares for its own account and without a view to distribute them; and the Company's issuance of the shares with a restrictive legend.

On January 30, 2013, the Company received $316,856 from RMB as part of the Facility Agreement.

On February 4, 2013, the Company sold an aggregate of 1,800,060 units (the “Units”, “February 2013 Private Placement”) with gross proceeds to the Company of $450,015 to certain accredited investors (the “Investors”) pursuant to a subscription agreement (the “Subscription Agreement”). The proceeds from this offering will be used primarily for a future investor relations campaign.  Each Unit was sold for a purchase price of $0.25 per Unit and consisted of: (i) one share of the Company’s common stock, $0.0001 par value per share (the “Common Stock”) and (ii) a four-year warrant (the “Warrants”) to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. In connection with the private placement, the Company issued an aggregate of 1,800,060 shares of its Common Stock. The shares were issued in reliance upon an exemption from registration provided by Rule 506 of Regulation D of the Securities Act of 1933 since no general solicitation or advertising was conducted by us in connection with the offering of any of the shares, all shares purchased in the offering were restricted in accordance with Rule 144 of the Securities Act and each of these shareholders were either accredited as defined in Rule 501 (a) of Regulation D promulgated under the Securities Act or sophisticated as defined in Rule 506(b)(2)(ii) of Regulation D promulgated under the Securities Act.

The Warrants may be exercised on a cashless basis if at any time there is no effective registration statement within 120 days after the closing date of the private placement covering the resale of the shares of Common Stock underlying the Warrants. The Warrants contains limitations on the holder’s ability to exercise the Warrant in the event such exercise causes the holder to beneficially own in excess of 4.99% of the Company’s issued and outstanding Common Stock, subject to a discretionary increase in such limitation by the holder to 9.99% upon 61 days’ notice.

The Company paid placement agent fees of $12,000 in cash to a placement agent in connection with the sale of the Units. The placement agent also received Warrants to acquire 48,000 shares of the Company’s Common Stock.

The Company has entered into registration rights agreements with the Investors, pursuant to which the Company has agreed to file a “resale” registration statement with the SEC covering all shares of the Common Stock sold in the Offering and underlying any Warrants, as well as Common Stock underlying the warrants issued to the placement agent(s) on or prior to April 4, 2013 (the “Filing Date”). The Company has agreed to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 60 days (the “Effectiveness Deadline”).

The Company is obligated to pay to Investors a fee of 1% per month of the Investors’ investment, payable in cash, for every thirty (30) day period up to a maximum of 6%, (i) following the Filing Date that the registration statement has not been filed and (ii) following the Effectiveness Deadline that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

On March 6, 2013, the Company received $242,175 from RMB as part of the Facility Agreement.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On July 16, 2013, 800,000 shares of series B preferred stock was converted to 800,000 shares of common stock.

On July 23, 2013 804,600 shares of series B preferred stock was converted to 804,600 shares of common stock.

NOTE 7 – SUBSEQUENT EVENTS
On January 8, 2013, the Company issued 250,000 shares of common stock, to MockingJay, Inc. for future investor relations and consulting services. The shares were issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof based on the lack of any general solicitation or advertising in connection with the sale of the shares; the investor is purchasing the shares for its own account and without a view to distribute them; and the Company's issuance of the shares with a restrictive legend.

On January 16, 2013, the Company issued 150,000 shares of common stock, to Verge Consulting for future investor relations and consulting services. The shares were issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof based on the lack of any general solicitation or advertising in connection with the sale of the shares; the investor is purchasing the shares for its own account and without a view to distribute them; and the Company's issuance of the shares with a restrictive legend.

On January 30, 2013, the Company received $316,856 from RMB as part of the Facility Agreement.

On February 4, 2013, the Company sold an aggregate of 1,800,060 units (the “Units”, “February 2013 Private Placement”) with gross proceeds to the Company of $450,015 to certain accredited investors (the “Investors”) pursuant to a subscription agreement (the “Subscription Agreement”). The proceeds from this offering will be used primarily for a future investor relations campaign.  Each Unit was sold for a purchase price of $0.25 per Unit and consisted of: (i) one share of the Company’s common stock, $0.0001 par value per share (the “Common Stock”) and (ii) a four-year warrant (the “Warrants”) to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. In connection with the private placement, the Company issued an aggregate of 1,800,060 shares of its Common Stock. The shares were issued in reliance upon an exemption from registration provided by Rule 506 of Regulation D of the Securities Act of 1933 since no general solicitation or advertising was conducted by us in connection with the offering of any of the shares, all shares purchased in the offering were restricted in accordance with Rule 144 of the Securities Act and each of these shareholders were either accredited as defined in Rule 501 (a) of Regulation D promulgated under the Securities Act or sophisticated as defined in Rule 506(b)(2)(ii) of Regulation D promulgated under the Securities Act.

The Warrants may be exercised on a cashless basis if at any time there is no effective registration statement within 120 days after the closing date of the private placement covering the resale of the shares of Common Stock underlying the Warrants. The Warrants contains limitations on the holder’s ability to exercise the Warrant in the event such exercise causes the holder to beneficially own in excess of 4.99% of the Company’s issued and outstanding Common Stock, subject to a discretionary increase in such limitation by the holder to 9.99% upon 61 days’ notice.

The Company paid placement agent fees of $12,000 in cash to a placement agent in connection with the sale of the Units. The placement agent also received Warrants to acquire 48,000 shares of the Company’s Common Stock.

The Company has entered into registration rights agreements with the Investors, pursuant to which the Company has agreed to file a “resale” registration statement with the SEC covering all shares of the Common Stock sold in the Offering and underlying any Warrants, as well as Common Stock underlying the warrants issued to the placement agent(s) on or prior to April 4, 2013 (the “Filing Date”). The Company has agreed to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 60 days (the “Effectiveness Deadline”).

The Company is obligated to pay to Investors a fee of 1% per month of the Investors’ investment, payable in cash, for every thirty (30) day period up to a maximum of 6%, (i) following the Filing Date that the registration statement has not been filed and (ii) following the Effectiveness Deadline that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

On March 6, 2013, the Company received $242,175 from RMB as part of the Facility Agreement.

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Nature of Business and Reverse Merger and Recapitalization

Nature of Business and Reverse Merger and Recapitalization

On September 30, 2011, Standard Gold Corp. (“Standard Gold”) entered into a Merger Agreement (the “Merger”) with a public shell company, Bullfrog Gold Corp. (“Bullfrog Gold”), formerly known as Kopr Resources Corp. pursuant to which Standard Gold merged with and into a wholly owned subsidiary of Bullfrog Gold as more fully described in Note 2. Such Merger caused Standard Gold to become a wholly-owned subsidiary of Bullfrog Gold. The Merger was accounted for as a reverse-merger and recapitalization and Standard Gold was considered the accounting acquirer for accounting purposes and Bullfrog Gold the acquired company. The business of Standard Gold became the business of Bullfrog Gold. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Merger are those of Standard Gold and are recorded at the historical cost basis of Standard Gold. Bullfrog Gold Corp. along with Standard Gold Corp. is referred to hereafter as “the Company”.

Bullfrog Gold was incorporated under the laws of the State of Delaware on July 23, 2007 as Kopr Resources Corp. On July 19, 2011, the Company’s board of directors approved the filing on an Amended and Restated Certificate of Incorporation of Bullfrog Gold with the Secretary of State of the State of Delaware to authorize (i) the change of the name of the Company to "Bullfrog Gold Corp." from "Kopr Resources Corp.” (ii) the increase in the authorized capital stock to 250,000,000 shares and (iii) the change in par value of the capital stock to $0.0001 per share. The Company is in the exploration stage of its resource business. On July 19, 2011, the Company’s board of directors also approved the amendment and restatement of bylaws in order to, among other things, include provisions for board and shareholder meetings.

The Company is a junior exploration company engaged in the acquisition and exploration of properties that may contain gold mineralization in the United States. The Company’s target properties are those that have been the subject of historical exploration. The Company has acquired State Leases and Federal patented and unpatented mining claims in the states of Arizona and Nevada for the purpose of exploration and potential development of gold on a total of approximately 11,250 acres. The Company plans to review opportunities and acquire additional mineral properties with current or historic precious and base metal mineralization with meaningful exploration potential.

The Company’s properties do not have any reserves. The Company plans to conduct exploration programs on these properties with the objective of ascertaining whether any of its properties contain economic concentrations of precious and base metals that are prospective for mining.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Bullfrog Gold Corp. and its wholly owned subsidiary, Standard Gold Corp. All significant inter-entity balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of Bullfrog Gold Corp., as of the date of the reverse merger, and its wholly owned subsidiary, Standard Gold Corp. All significant inter-entity balances and transactions have been eliminated in consolidation.

Going Concern and Management���s Plans

Going Concern and Management’s Plans

The Company has incurred losses from operations since inception and has an accumulated deficit of approximately $5,090,000 as of June 30, 2013. The Company’s financial statements have been prepared on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s continuation as a going concern is dependent upon attaining profitable operations through achieving revenue growth.

On June 21, 2013, the Company sold an aggregate of 100,000 units (the “June 2013 Units” or “June 2013 Private Placement”) with gross proceeds to the Company of $25,000 to a certain accredited investor (the “June 2013 Investor”) pursuant to a subscription agreement (the “June 2013 Subscription Agreement”). The proceeds from this offering will be used primarily for general corporate expenses.  Each June 2013 Unit was sold for a purchase price of $0.25 per June 2013 Unit and consisted of: (i) one share of the Company’s common stock, $0.0001 par value per share (the “Common Stock”) and (ii) a three-year warrant (the “June 2013 Warrants”) to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends.

On February 4, 2013, the Company sold an aggregate of 1,800,060 units (the “February 2013 Units” or “February 2013 Private Placement”) with gross proceeds to the Company of $450,015 to certain accredited investors (the “February 2013 Investors”) pursuant to a subscription agreement (the “February 2013 Subscription Agreement”). The proceeds from this offering will be used primarily for a future investor relations campaign.  Each February 2013 Unit was sold for a purchase price of $0.25 per February 2013 Unit and consisted of: (i) one share of the Company’s Common Stock and (ii) a four-year warrant (the “February 2013 Warrants”) to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends.

In addition, on December 10, 2012 the Company entered into a facility agreement (the “Facility Agreement”) evidencing a secured loan (the “Facility”) with RMB Australia Holdings Limited (“RMB”), in the amount of $4.2 million, see additional discussion of the Facility Agreement in Note 4. The Company believes it will have sufficient cash to satisfy the Company’s projected working capital and capital expenditure needs, and debt obligations through December 31, 2013. There are no assurances that the Company will be successful in meeting its cash flow requirements.

Going Concern and Management’s Plans

The Company has incurred losses from operations since inception and has an accumulated deficit of approximately $3,638,000 as of December 31, 2012. The Company’s financial statements have been prepared on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s continuation as a going concern is dependent upon attaining profitable operations through achieving revenue growth. However, the Company will now have additional expenses as a result of it being a public company. The closing of the private placement of the Company’s securities for $1,845,150 (the “2012 Private Placement”) included the conversion of debt owed by the Company in the aggregate amount of $200,000 plus interest of $1,150 which was converted on a dollar for dollar basis. In addition, on December 10, 2012, the Company entered into a Facility Agreement evidencing a secured loan (the “Facility”) with RMB Australia Holdings Limited (“RMB”), as the lender, in the amount of $4.2 million.  As a result of the $980,000 of net proceeds received from the 2012 Private Placement and the $4.2 million Facility, the Company believes it will have sufficient cash to satisfy the Company’s projected working capital and capital expenditure needs, and debt obligations through December 31, 2013. There are no assurances that the Company will be successful in meeting its cash flow requirements.

Cash and Cash Equivalents and Concentration

Cash and Cash Equivalents and Concentration

The Company considers all highly liquid investments with a maturity of three months or less when acquired to be cash equivalents. The Company places its cash with a high credit quality financial institution. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation up to $250,000.  At June 30, 2013, the Company’s cash balance was approximately $728,000. To reduce its risk associated with the failure of such financial institution, the Company will evaluate at least annually the rating of the financial institution in which it holds deposits.

Cash and Cash Equivalents and Concentration

The Company considers all highly liquid investments with a maturity of three months or less when acquired to be cash equivalents. The Company places its cash with a high credit quality financial institution. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. At December 31, 2012, the Company’s cash balance was approximately $600,000. To reduce its risk associated with the failure of such financial institution, the Company will evaluate at least annually the rating of the financial institution in which it holds deposits.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Mineral Property Acquisition and Exploration Costs

Mineral Property Acquisition and Exploration Costs

Mineral property acquisition and exploration costs are expensed as incurred until such time as economic reserves are quantified. To date, the Company has not established any proven or probable reserves on its mineral properties.  Costs of lease, exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. The Company has chosen to expense all mineral exploration costs as incurred given that it is still in the exploration stage. Once the Company has identified proven and probable reserves in its investigation of its properties and upon development of a plan for operating a mine, it would enter the development stage and capitalize future costs until production is established. When a property reaches the production stage, the related capitalized costs will be amortized over the estimated life of the probable-proven reserves. When the Company has capitalized mineral properties, these properties will be periodically assessed for impairment of value and any diminution in value. To date, the Company has not established the commercial feasibility of any exploration prospects; therefore, all costs are being expensed. During the six months ended June 30, 2013 and 2012, the Company incurred exploration costs of approximately $463,000 and $861,000, respectively.

Mineral Property Acquisition and Exploration Costs

Mineral property acquisition and exploration costs are expensed as incurred until such time as economic reserves are quantified. To date, the Company has not established any proven or probable reserves on its mineral properties.

Deferred Financing Fees

Deferred Financing Fees

In conjunction with a Facility Agreement evidencing the Facility with RMB, the Company paid financing fees of approximately $1,300,000 in cash and warrants in 2012.  These fees were capitalized as deferred financing fees and will be amortized over the life of the Facility using the effective interest method.  Amortization of deferred financing fees included in interest expense in 2013 was approximately $327,000 during the six months ended June 30, 2013.

Deferred Financing Fees

In conjunction with the Facility with RMB, the Company paid financing fees of approximately $1,300,000 in cash and warrants. These fees were capitalized as deferred financing fees and will be amortized over the life of the Facility using the effective interest method. Amortization of deferred financing fees included in interest expense in 2012 was approximately $37,000.

Exploration Stage Company

Exploration Stage Company

The Company complies with Accounting Standards Codification (“ASC”) 915-235-50 and Securities and Exchange Commission Act Guide 7 for its characterization of the Company as an exploration stage enterprise.

Exploration Stage Company

The Company complies with Accounting Standards Codification (“ASC”) 915-235-50 and Securities and Exchange Commission Act Guide 7 for its characterization of the Company as an exploration stage enterprise.

Fair Value Measurement

Fair Value Measurement

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

·	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.
·	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.
·	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

The Company does not have any assets or liabilities measured using Level 1 or 2 inputs. The Company’s Level 3 financial liabilities measured at fair value consisted of the warrant liability as of June 30, 2013 and December 31, 2012. See Note 3.

Fair Value Measurement

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

·	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.
·	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.
·	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

The Company does not have any assets or liabilities measured using Level 1 or 2 inputs. The Company’s Level 3 financial liabilities measured at fair value consisted of the warrant liability as of December 31, 2012 and 2011. See Note 3.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, accounts payable, and other liabilities and the warrant liability is already recorded at fair value.  The fair value of the Company’s note payable approximates the carrying value based upon the note’s stated variable rate approximating the market rate of the note payable, which is considered a level 3 input.

Fair Value of Financial Instruments

The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, accounts payable, and other liabilities and the warrant liability is already recorded at fair value.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, "Income Taxes". Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain tax positions taken, or expected to be taken, in an income tax return. The Company has elected to classify interest and penalties related to unrecognized income tax benefits, if and when required, as part of income tax expense in the statement of operations. No liability has been recorded for uncertain income tax positions, or related interest or penalties as of June 30, 2013 or December 31, 2012. The periods ended December 31, 2012, 2011 and 2010 are open to examination by taxing authorities.

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, "Income Taxes". Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain tax positions taken, or expected to be taken, in an income tax return. The Company has elected to classify interest and penalties related to unrecognized income tax benefits, if and when required, as part of income tax expense in the statement of operations. No liability has been recorded for uncertain income tax positions, or related interest or penalties as of December 31, 2012 or 2011. The periods ended December 31, 2012, 2011 and 2010 are open to examination by taxing authorities.

Long Lived Assets

Long Lived Assets

The Company assesses the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the Company determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Long Lived Assets

The Company assesses the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the Company determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Preferred Stock

Preferred Stock

The Company accounts for its preferred stock under the provisions of the ASC on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This standard requires an issuer to classify a financial instrument that is within the scope of the standard as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Company has determined that its preferred stock does not meet the criteria requiring liability classification as its obligation to redeem these instruments is not based on an event certain to occur. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Preferred Stock

The Company accounts for its preferred stock under the provisions of Accounting Standards Codification on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This standard requires an issuer to classify a financial instrument that is within the scope of the standard as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Company has determined that its preferred stock does not meet the criteria requiring liability classification as its obligation to redeem these instruments is not based on an event certain to occur. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Derivative Financial Instruments

Derivative Financial Instruments

The Company accounts for derivative instruments in accordance with Financial Accounting Standards Board (“FASB”) ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Derivative Financial Instruments

The Company accounts for derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

On November 2, 2012, we reduced the exercise price of all 2011 Private Placement warrants to $.40 per share. In accordance with ASC 718 the amount of additional expense recognized was determined by calculating the fair value of the warrants immediately before the modification less the fair value of the warrants as modified. We calculated the fair value of warrants immediately before and after the modification using the Black-Scholes model with the following assumptions:

	Before	After
Fair market value of common stock	$0.38	$0.38
Exercise price	$0.60	$0.40
Term	1.92 Years	1.92 Years
Volatility range	68.4%	68.4%
Risk-free rate	0.25%	0.25%
Fair value of warrant	$398,444	$605,578

The incremental increase in fair value was $207,134. The 2011 Private Placement warrants were reclassified from liability to equity on October 1, 2012 and therefore there was no effect on the Consolidated Statements of Operations or Consolidated Balance Sheets.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). This ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

The estimated fair value of each stock option as of the date of grant was calculated using the Black-Scholes pricing model. The Company estimates the volatility of its common stock at the date of grant based on the volatility of a comparable peer company which is publicly traded. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The shares of common stock subject to the stock-based compensation plan shall consist of unissued shares, treasury shares or previously issued shares held by any Subsidiary of the Company, and such number of shares of common stock are reserved for such purpose.

Stock-Based Compensation

Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

The estimated fair value of each stock option as of the date of grant was calculated using the Black-Scholes pricing model. The Company estimates the volatility of its common stock at the date of grant based on the volatility of a comparable peer company which is publicly traded. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The shares of stock subject to the stock-based compensation plan shall consist of unissued shares, treasury shares or previously issued shares held by any Subsidiary of the Company, and such number of shares of stock are reserved for such purpose.

Net Loss per Common Share

Net Loss per Share of Common Stock

Net losses were reported during the three months ended and six months ended June 30, 2013 and 2012.  As such, the Company excluded the following from computation as their effect would be anti-dilutive:

	6/30/13	6/30/12
Stock options	4,060,000	4,060,000
Warrants	21,152,285	4,563,625
Preferred stock	2,692,100	4,586,539

Net Loss per Common Share

Net losses were reported during the year’s ended December 31, 2012 and 2011. As such, the Company excluded the following from computation as their effect would be anti-dilutive:

	12/31/12	12/31/11
Stock options	4,060,000	4,060,000
Warrants	19,124,225	4,563,625
Preferred stock	5,004,600	4,586,539

Recent Accounting Pronouncements

Recent Accounting Pronouncements

There are several new accounting pronouncements issued by the FASB which are not yet effective. Management does not believe any of these accounting pronouncements will be applicable and therefore will not have a material impact on the Company's financial position or operating results.

Recent Accounting Pronouncements

There are several new accounting pronouncements issued by the Financial Accounting Standards Board ("FASB") which are not yet effective. Management does not believe any of these accounting pronouncements will be applicable and therefore will not have a material impact on the Company's financial position or operating results.

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Nature of Business

Nature of Business

Bullfrog Gold Corp. (the “Company”) is a junior exploration company engaged in the acquisition and exploration of properties that may contain gold, silver and other metals in the United States. The Company’s target properties are those that have been the subject of historical exploration. The Company owns, controls or has acquired mineral rights on State lands, private lands and Federal patented and unpatented mining claims in the states of Arizona and Nevada for the purpose of exploration and potential development of gold, silver and other metals on a total of approximately 13,640 acres. The Company plans to review opportunities and acquire additional mineral properties with current or historic precious and base metal mineralization with meaningful exploration potential.

The Company’s properties do not have any reserves. The Company plans to conduct exploration programs on these properties with the objective of ascertaining whether any of its properties contain economic concentrations of precious and base metals that are prospective for mining.

Basis of Presentation

Basis of Presentation

The consolidated unaudited financial statements included in this Form 10-Q have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q. Accordingly, these financial statements do not include all of the disclosures required by U.S. generally accepted accounting principles for complete financial statements.  These consolidated unaudited interim financial statements should be read in conjunction with the audited financial statements for the fiscal year ended December 31, 2012 in our Annual Report on Form 10-K.  The financial information furnished herein reflects all adjustments consisting of normal, recurring adjustments which, in the opinion of management, are necessary for a fair presentation of our financial position, the results of operations and cash flows for the periods presented.  Operating results for the quarterly period and six months ended June 30, 2013 are not necessarily indicative of results for future quarters or periods in the fiscal year ending December 31, 2013.

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Calculated fair value of warrants
	Before	After
Fair market value of common stock	$0.38	$0.38
Exercise price	$0.60	$0.40
Term	1.92 Years	1.92 Years
Volatility range	68.4%	68.4%
Risk-free rate	0.25%	0.25%
Fair value of warrant	$398,444	$605,578

Excluded items from net loss calculation
	6/30/13	6/30/12
Stock options	4,060,000	4,060,000
Warrants	21,152,285	4,563,625
Preferred stock	2,692,100	4,586,539

	12/31/12	12/31/11
Stock options	4,060,000	4,060,000
Warrants	19,124,225	4,563,625
Preferred stock	5,004,600	4,586,539

STOCKHOLDER'S EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Payable schedule to Southwest
(i)	on January 1, 2012, the sum of US $150,000.00; July 1, 2012 the sum of US $150,000.00;
(ii)	on January 1, 2013, the sum of US $200,000.00; July 1, 2013 the sum of US $200,000.00;
(iii)	on January 1, 2014, the sum of US $250,000.00; July 1, 2014 the sum of US $250,000.00;
(iv)	on January 1, 2015, the sum of US $300,000.00; July 1, 2015 the sum of US $300,000.00;

(v)	on January 1, 2016, the sum of US $350,000.00; July 1, 2016 the sum of US $350,000.00; and
(vi)	on January 1, 2017, the sum of US $425,000.00.

Summary of stock options
Recipient	Options	Strike Price	Term
Officer	1,250,000	$0.40	10 years	(1)
Officer	200,000	$0.40	10 years
Consultant	50,000	$0.40	10 years
Consultant	160,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Director	1,200,000	$0.40	10 years	(2)
TOTAL	4,060,000

(1) Issued to David Beling, the Company's Chief Executive Officer and President.
(2) Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

Recipient	Options	Strike Price	Term
Officer	1,250,000	$0.40	10 years	(1)
Officer	200,000	$0.40	10 years
Consultant	50,000	$0.40	10 years
Consultant	160,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Director	1,200,000	$0.40	10 years	(2)
TOTAL	4,060,000

(1) Issued to David Beling, the Company's Chief Executive Officer and President.
(2) Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

Fair value of stock options using Black Scholes pricing method
Options	Exercise Price	Volatility	Risk Free Interest Rate	Fair Value
4,060,000	$0.40	78.5%	1.74%	$1,812,203

Summary of stock options and changes during period
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2012	4,060,000	$0.40	8.75	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at June 30, 2013	4,060,000	$0.40	8.25	-
Options exercisable at June 30, 2013	3,248,000	$0.40	8.25	-
Options expected to vest	4,060,000			-

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2010	-	-	-	-
Granted	4,060,000	$0.40	10	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at December 31, 2011	4,060,000	$0.40	9.75	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at December 31, 2012	4,060,000	$0.40	8.75	-
Options exercisable at December 31, 2012	2,436,000	$0.40	8.75	-
Options expected to vest	4,060,000			-

STOCKHOLDER'S EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Schedule Of Options
Recipient	Options	Strike Price	Term
Officer	1,250,000	$0.40	10 years	(1)
Officer	200,000	$0.40	10 years
Consultant	50,000	$0.40	10 years
Consultant	160,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Director	1,200,000	$0.40	10 years	(2)
TOTAL	4,060,000

(1) Issued to David Beling, the Company's Chief Executive Officer and President.
(2) Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

Recipient	Options	Strike Price	Term
Officer	1,250,000	$0.40	10 years	(1)
Officer	200,000	$0.40	10 years
Consultant	50,000	$0.40	10 years
Consultant	160,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Director	1,200,000	$0.40	10 years	(2)
TOTAL	4,060,000

(1) Issued to David Beling, the Company's Chief Executive Officer and President.
(2) Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

Schedule Option Activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2012	4,060,000	$0.40	8.75	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at June 30, 2013	4,060,000	$0.40	8.25	-
Options exercisable at June 30, 2013	3,248,000	$0.40	8.25	-
Options expected to vest	4,060,000			-

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2010	-	-	-	-
Granted	4,060,000	$0.40	10	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at December 31, 2011	4,060,000	$0.40	9.75	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at December 31, 2012	4,060,000	$0.40	8.75	-
Options exercisable at December 31, 2012	2,436,000	$0.40	8.75	-
Options expected to vest	4,060,000			-

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative warrants
	Closing date of private placement				Total warrant liability
	11/19/12	12/17/12	2/4/13	6/21/13
Ending balance at December 31, 2012	$1,062,651	$385,254	$ -	$ -	$1,447,905
Issuance of derivative warrants in private placement	--	--	270,790	5,671	276,461
Exercise or expiration	--	--	--	--	--
Change in fair value of warrant liability	(767,676)	(278,281)	(169,123)	(971)	(1,216,051)
Ending balance at June 30, 2013	$294,975	$106,973	$101,667	$4,700	$508,315

	Closing date of private placement			Total warrant liability
	9/30/11	11/19/12	12/17/12
Beginning balance at December 31, 2010	$ --	$ --	$ --	$ --
Issuance of derivative warrants in private placement	1,235,229	--	--	1,235,229
Exercise or expiration	--	--	--	--
Change in fair value of warrant liability	1,126,696	--	--	1,126,696
Balance at December 31, 2011	2,361,925	--	--	2,361,925
Issuance of derivative warrants in private placement	--	1,345,150	312,978	1,658,128
Exercise or expiration	--	--	--	--
Change in fair value of warrant liability	(2,288,374)	(282,499)	72,276	(2,498,597)
Reclassification of warrant from liability to equity	(73,551)	--	--	(73,551)
Ending balance at December 31, 2012	$ --	$1,062,651	$385,254	$1,447,905

Derivative warrants using Black-Scholes valuation technique
2012 Private Placement	12/31/12	6/30/13
Fair market value of common stock	$0.37	$0.18
Exercise price	$0.35	$0.35
Term (1)	(4)	(5)
Volatility range (2)	68.3%	(6)
Risk-free rate (3)	0.36%	0.66%

February 2013 Private Placement	2/4/13	6/30/13
Fair market value of common stock	$0.32	$0.18
Exercise price	$0.35	$0.35
Term (1)	4 Years	3.60 Years
Volatility range (2)	63.9%	66.3%
Risk-free rate (3)	0.37%	0.66%

June 2013 Private Placement	6/21/13	6/30/13
Fair market value of common stock	$0.20	$0.18
Exercise price	$0.35	$0.35
Term (1)	3 Years	2.98 Years
Volatility range (2)	65.7%	66.6%
Risk-free rate (3)	0.70%	0.66%

2011 Private Placement	9/30/11	12/31/11	10/1/12
Fair market value of common stock	$0.60	$0.95	$0.18
Exercise price	$0.60	$0.60	$0.60
Term (1)	3 Years	2.75 Years	2.0 Years
Volatility range (2)	68.5%	63.9%	69.7%
Risk-free rate (3)	0.50%	0.50%	0.25%

2012 Private Placement	11/19/12	12/17/12	12/31/12
Fair market value of common stock	$0.46	$0.32	$0.37
Exercise price	$0.35	$0.35	$0.35
Term (1)	4 Years	4 Years	(4)
Volatility range (2)	68.7%	68.6%	68.3%
Risk-free rate (3)	0.33%	0.37%	0.36%

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Warrant Liability
	Closing date of private placement				Total warrant liability
	11/19/12	12/17/12	2/4/13	6/21/13
Ending balance at December 31, 2012	$1,062,651	$385,254	$ -	$ -	$1,447,905
Issuance of derivative warrants in private placement	--	--	270,790	5,671	276,461
Exercise or expiration	--	--	--	--	--
Change in fair value of warrant liability	(767,676)	(278,281)	(169,123)	(971)	(1,216,051)
Ending balance at June 30, 2013	$294,975	$106,973	$101,667	$4,700	$508,315

	Closing date of private placement			Total warrant liability
	9/30/11	11/19/12	12/17/12
Beginning balance at December 31, 2010	$ --	$ --	$ --	$ --
Issuance of derivative warrants in private placement	1,235,229	--	--	1,235,229
Exercise or expiration	--	--	--	--
Change in fair value of warrant liability	1,126,696	--	--	1,126,696
Balance at December 31, 2011	2,361,925	--	--	2,361,925
Issuance of derivative warrants in private placement	--	1,345,150	312,978	1,658,128
Exercise or expiration	--	--	--	--
Change in fair value of warrant liability	(2,288,374)	(282,499)	72,276	(2,498,597)
Reclassification of warrant from liability to equity	(73,551)	--	--	(73,551)
Ending balance at December 31, 2012	$ --	$1,062,651	$385,254	$1,447,905

Schedule of Derivative Warrants
2012 Private Placement	12/31/12	6/30/13
Fair market value of common stock	$0.37	$0.18
Exercise price	$0.35	$0.35
Term (1)	(4)	(5)
Volatility range (2)	68.3%	(6)
Risk-free rate (3)	0.36%	0.66%

February 2013 Private Placement	2/4/13	6/30/13
Fair market value of common stock	$0.32	$0.18
Exercise price	$0.35	$0.35
Term (1)	4 Years	3.60 Years
Volatility range (2)	63.9%	66.3%
Risk-free rate (3)	0.37%	0.66%

June 2013 Private Placement	6/21/13	6/30/13
Fair market value of common stock	$0.20	$0.18
Exercise price	$0.35	$0.35
Term (1)	3 Years	2.98 Years
Volatility range (2)	65.7%	66.6%
Risk-free rate (3)	0.70%	0.66%

2011 Private Placement	9/30/11	12/31/11	10/1/12
Fair market value of common stock	$0.60	$0.95	$0.18
Exercise price	$0.60	$0.60	$0.60
Term (1)	3 Years	2.75 Years	2.0 Years
Volatility range (2)	68.5%	63.9%	69.7%
Risk-free rate (3)	0.50%	0.50%	0.25%

2012 Private Placement	11/19/12	12/17/12	12/31/12
Fair market value of common stock	$0.46	$0.32	$0.37
Exercise price	$0.35	$0.35	$0.35
Term (1)	4 Years	4 Years	(4)
Volatility range (2)	68.7%	68.6%	68.3%
Risk-free rate (3)	0.33%	0.37%	0.36%

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Effective income tax rate
	2011	2010
Federal statutory income tax rate	(35.0%)	(35.0%)
Other	0.57%	(0.00%)
Permanent differences	0.02%	0.00%
Increase in valuation allowance	34.41%	35.00%
Net income tax provision (benefit)	-	-

Components of deferred tax assets and liabilities
	2012	2011
Deferred tax assets:
Federal and state net operating loss carryovers	$1,118,955	$199,485
Mineral Property	119,639	12,969
Warrant Liability	-0-	394,344
Stock compensation	443,989	137,266
Accrued vacation	2,962	-0-
Reorganization Costs	-0-	49,886
Deferred tax asset	$1,685,545	$793,950

Deferred tax liabilities:
Warrant Liability	(480,165)	-0-
Total deferred liabilities	(480,165)	-0-

Net deferred tax asset	1,205,380	793,950
Less: valuation allowance	(1,205,380)	(793,950)

Deferred tax asset	$ -0-	$ -0-

COMMITMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of payments to Mr. Larson
Payment Date	Payment Amount
Effective Date (June 11, 2012)	$25,000
Six months after Effective Date	$25,000
June 11, 2013	$30,000
June 11, 2014	$35,000
June 11, 2015	$40,000
June 11, 2016	$45,000
June 11, 2017	$50,000
June 11, 2018	$55,000
June 11, 2019	$60,000
June 11, 2020	$65,000
June 11, 2021	$70,000
June 11, 2022	$75,000

Payment Date	Payment Amount
Effective Date (June 11, 2012)	$25,000
Six months after Effective Date	$25,000
June 11, 2013	$30,000
June 11, 2014	$35,000
June 11, 2015	$40,000
June 11, 2016	$45,000
June 11, 2017	$50,000
June 11, 2018	$55,000
June 11, 2019	$60,000
June 11, 2020	$65,000
June 11, 2021	$70,000
June 11, 2022	$75,000

Schedule of base net smelter return royalties
Product	Base net smelter return royalty	Average market price	Maximum buy-down net smelter return royalty
GOLD	1.00	Less than $1,200/troy oz.	0.50
	1.50	$1,201 to $1,600/troy oz.	0.75
	2.00	$1,601 to $2,000/troy oz.	1.00
	2.50	$2,001 to $2,400/troy oz.	1.25
	3.00	$2,401 to $2,800/troy oz.	1.50
	3.50	$2,801 to $3,200/troy oz.	1.75
	4.00	Greater than $3,200/troy oz.	2.00

SILVER	1.00	Less than $15/troy oz.	0.50
	1.50	$15.01 to $30/troy oz.	0.75
	2.00	$30.01 to $45/troy oz.	1.00
	2.50	$45.01 to $60/troy oz.	1.25
	3.00	$60.01 to $75/troy oz.	1.50
	3.50	$75.01 to $90/troy oz.	1.75
	4.00	Greater than $90/troy oz.	2.00

OTHER	2.00	As determined by products	1.00

Product	Base net smelter return royalty	Average market price	Maximum buy-down net smelter return royalty
GOLD	1.00	Less than $1,200/troy oz.	0.50
	1.50	$1,201 to $1,600/troy oz.	0.75
	2.00	$1,601 to $2,000/troy oz.	1.00
	2.50	$2,001 to $2,400/troy oz.	1.25
	3.00	$2,401 to $2,800/troy oz.	1.50
	3.50	$2,801 to $3,200/troy oz.	1.75
	4.00	Greater than $3,200/troy oz.	2.00

SILVER	1.00	Less than $15/troy oz.	0.50
	1.50	$15.01 to $30/troy oz.	0.75
	2.00	$30.01 to $45/troy oz.	1.00
	2.50	$45.01 to $60/troy oz.	1.25
	3.00	$60.01 to $75/troy oz.	1.50
	3.50	$75.01 to $90/troy oz.	1.75
	4.00	Greater than $90/troy oz.	2.00

OTHER	2.00	As determined by products	1.00

Schedule of commitment to spend Klondike Project
1.	$100,000 prior to June 11, 2013
2.	An additional $150,000 prior to June 11, 2014

3.	An additional $200,000 prior to June 11, 2015
4.	An additional $200,000 prior to June 11, 2016

5.	An additional $200,000 prior to June 11, 2017

1.	$100,000 prior to June 11, 2013

2.	An additional $150,000 prior to June 11, 2014

3.	An additional $200,000 prior to June 11, 2015

4.	An additional $200,000 prior to June 11, 2016

5.	An additional $200,000 prior to June 11, 2017

ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Schedule of payment to purchase the Klondike Project
Payment Date	Payment Amount
Effective Date (June 11, 2012)	$25,000
Six months after Effective Date	$25,000
June 11, 2013	$30,000
June 11, 2014	$35,000
June 11, 2015	$40,000
June 11, 2016	$45,000
June 11, 2017	$50,000
June 11, 2018	$55,000
June 11, 2019	$60,000
June 11, 2020	$65,000
June 11, 2021	$70,000
June 11, 2022	$75,000

Payment Date	Payment Amount
Effective Date (June 11, 2012)	$25,000
Six months after Effective Date	$25,000
June 11, 2013	$30,000
June 11, 2014	$35,000
June 11, 2015	$40,000
June 11, 2016	$45,000
June 11, 2017	$50,000
June 11, 2018	$55,000
June 11, 2019	$60,000
June 11, 2020	$65,000
June 11, 2021	$70,000
June 11, 2022	$75,000

Schedule for the option to buy-down royalty component
Product	Base net smelter return royalty	Average market price	Maximum buy-down net smelter return royalty
GOLD	1.00	Less than $1,200/troy oz.	0.50
	1.50	$1,201 to $1,600/troy oz.	0.75
	2.00	$1,601 to $2,000/troy oz.	1.00
	2.50	$2,001 to $2,400/troy oz.	1.25
	3.00	$2,401 to $2,800/troy oz.	1.50
	3.50	$2,801 to $3,200/troy oz.	1.75
	4.00	Greater than $3,200/troy oz.	2.00

SILVER	1.00	Less than $15/troy oz.	0.50
	1.50	$15.01 to $30/troy oz.	0.75
	2.00	$30.01 to $45/troy oz.	1.00
	2.50	$45.01 to $60/troy oz.	1.25
	3.00	$60.01 to $75/troy oz.	1.50
	3.50	$75.01 to $90/troy oz.	1.75
	4.00	Greater than $90/troy oz.	2.00

OTHER	2.00	As determined by products	1.00

Product	Base net smelter return royalty	Average market price	Maximum buy-down net smelter return royalty
GOLD	1.00	Less than $1,200/troy oz.	0.50
	1.50	$1,201 to $1,600/troy oz.	0.75
	2.00	$1,601 to $2,000/troy oz.	1.00
	2.50	$2,001 to $2,400/troy oz.	1.25
	3.00	$2,401 to $2,800/troy oz.	1.50
	3.50	$2,801 to $3,200/troy oz.	1.75
	4.00	Greater than $3,200/troy oz.	2.00

SILVER	1.00	Less than $15/troy oz.	0.50
	1.50	$15.01 to $30/troy oz.	0.75
	2.00	$30.01 to $45/troy oz.	1.00
	2.50	$45.01 to $60/troy oz.	1.25
	3.00	$60.01 to $75/troy oz.	1.50
	3.50	$75.01 to $90/troy oz.	1.75
	4.00	Greater than $90/troy oz.	2.00

OTHER	2.00	As determined by products	1.00

Commitment to spend to benefit the Klondike Project
1.	$100,000 prior to June 11, 2013
2.	An additional $150,000 prior to June 11, 2014

3.	An additional $200,000 prior to June 11, 2015
4.	An additional $200,000 prior to June 11, 2016

5.	An additional $200,000 prior to June 11, 2017

1.	$100,000 prior to June 11, 2013

2.	An additional $150,000 prior to June 11, 2014

3.	An additional $200,000 prior to June 11, 2015

4.	An additional $200,000 prior to June 11, 2016

5.	An additional $200,000 prior to June 11, 2017

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculated fair value of warrants (Details) (USD $)	2 Months Ended	34 Months Ended
	Dec. 31, 2012	Nov. 02, 2012
After November 2, 2012
Fair market value of common stock		$ 0.38
Exercise price		$ 0.6
Term	2 years	2 years
Volatility range	68.40%	68.40%
Risk-free rate	0.25%	0.25%
Fair value of warrant		$ 605,578
Before November 2, 2012
Fair market value of common stock		$ 0.38
Exercise price		$ 0.6
Fair value of warrant		$ 398,444

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Excluded items from net loss calculation (Details)	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Stock options	4,060,000	4,060,000
Warrants	19,124,225	4,563,625
Preferred stock	5,004,600	4,586,539

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings Per Share Reconciliation (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Preferred Stock
Antidilutive securities	2,692,100	4,586,539
Warrants
Antidilutive securities	21,152,285	4,563,625
Options
Antidilutive securities	4,060,000	4,060,000

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 10, 2012	Dec. 31, 2011	Nov. 30, 2011	Jul. 19, 2011
Accounting Policies [Abstract]
Increase in authorized capital stock					4,500,000	250,000,000
Par value of the capital stock	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Accumulated deficit	$ 5,090,000	$ 3,638,000
Closing of private placement securities		1,845,150
Aggregate debt owned by Company		200,000
Interest on aggregate debt		1,150
Secured loan from RMB		4,200,000	4,200,000
Net proceeds received from Private Placement		980,000
Account of highly liquid investments insured by the FDIC	250,000	250,000
Cash balance of highly liquid investments	728,000	600,000
Paid financing fees to RMB	1,300,000	12,000
Interest expense on amortization of deferred financing fees	327,000	37,000
Reduced exercise price of warrants per share		$ 0.4
Incremental increase in fair value		$ 207,134

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Accumulated deficit	$ 5,090,000	$ 3,638,000
Account of highly liquid investments insured by the FDIC	250,000	250,000
Cash balance of highly liquid investments	728,000	600,000
Paid financing fees to RMB	1,300,000	12,000
Interest expense on amortization of deferred financing fees	$ 327,000	$ 37,000

STOCKHOLDER'S EQUITY - Payable schedule to Southwest (Details) (USD $)	Jan. 01, 2017	Jul. 01, 2016	Jan. 01, 2016	Jul. 01, 2015	Jan. 01, 2015	Jul. 01, 2014	Jan. 01, 2014	Jul. 01, 2013	Jan. 02, 2013	Jul. 01, 2012	Jan. 02, 2012
Equity [Abstract]
Balance due to Southwest	$ 425,000	$ 350,000	$ 350,000	$ 300,000	$ 300,000	$ 250,000	$ 250,000	$ 200,000	$ 200,000	$ 150,000	$ 150,000

STOCKHOLDER'S EQUITY - Summary of stock options (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Strike Price
Officer, Per Share	$ 0.4
Officer (B), Per Share	$ 0.4
Consultant, Per Share	$ 0.4
Consultant (B), Per Share	$ 0.4
Consultant (C), Per Share	$ 0.4
Consultant (D) , Per Share	$ 0.4
Director, Per Share	$ 0.4
Options, of 10 year Terms
Officer	1,250,000
Officer (B)	200,000
Consultant	50,000
Consultant (B)	160,000
Consultant (C)	600,000
Consultant (D)	600,000
Director	1,200,000
TOTAL	4,060,000

STOCKHOLDER'S EQUITY - Summary of stock options (Details) (USD $)	Jun. 30, 2013
Strike Price
Officer (A), Per Share	$ 0.4
Officer (B), Per Share	$ 0.4
Consultant (A), Per Share	$ 0.4
Consultant (B), Per Share	$ 0.4
Consultant (C), Per Share	$ 0.4
Consultant (D), Per Share	$ 0.4
Director, Per Share	$ 0.4
Term
Officer (A), Term	10 years
Officer (B), Term	10 years
Consultant (A), Term	10 years
Consultant (B), Term	10 years
Consultant (C), Term	10 years
Consultant (D), Term	10 years
Director, Term	10 years
Options
Officer (A)	1,250,000
Officer (B)	200,000
Consultant (A)	50,000
Consultant (B)	160,000
Consultant (C)	600,000
Consultant (D)	600,000
Director	1,200,000
TOTAL	4,060,000

STOCKHOLDER'S EQUITY - Fair value of stock options using Black Scholes pricing method (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Exercise Price	$ 0.4
Black Scholes option pricing method
Options	4,060,000
Exercise Price	$ 0.4
Volatility	78.50%
Risk Free Interest Rate	1.74%
Fair Value	$ 1,812,203

STOCKHOLDER'S EQUITY - Summary of stock options and changes during period (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Balance	4,060,000	4,060,000
Granted			4,060,000
Options exercisable	2,436,000
Options expected to vest	4,060,000
Weighted Average Exercise Price
Balance, Per Share	0.4	0.4
Granted, Per Share			0.4
Options exercisable, Per Share	0.4
Weighted Average Remaining Contractual Life (Years)
Balance, Life in Years	9 years	10 years
Granted, Life in Years			10 years
Options exercisable, Life in Years	9 years

STOCKHOLDER'S EQUITY - Summary of stock options and changes during period (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Weighted Average Remaining Contractual Life (Years)
Balance, Life	8 years 3 months	8 years 7 months
Options exercisable, Life	8 years 3 months
Weighted Average Exercise Price
Balance, Per Share	0.4	0.4
Options exercisable, Per Share	0.4
Options
Balance		4,060,000
Options
Balance	4,060,000
Options exercisable	3,248,000
Options expected to vest	4,060,000

STOCKHOLDER'S EQUITY (Details Narrative) (USD $)	2 Months Ended	12 Months Ended
	Aug. 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 11, 2022	Jun. 11, 2021	Jun. 11, 2020	Jun. 11, 2019	Jun. 11, 2018	Jun. 11, 2017	Jun. 11, 2016	Jun. 11, 2015	Jun. 11, 2014	Jun. 30, 2013	Jun. 11, 2013	Mar. 11, 2013	Dec. 17, 2012	Dec. 11, 2012	Nov. 19, 2012	Oct. 31, 2012	Jun. 11, 2012	Nov. 30, 2011	Oct. 31, 2011	Sep. 30, 2011	Sep. 28, 2011	Jun. 30, 2011	May 01, 2011	Jun. 30, 2010
Pre-Reverse Merger Transactions
Interest to be acquired in the Bullfrog Project				90.00%
Common stock issued for property interest				923,077
Remaining interest in Bullfrog Project				10.00%
Cash paid directly, for exchange of interest					$ 75,000	$ 70,000	$ 65,000	$ 60,000	$ 55,000	$ 50,000	$ 45,000	$ 40,000	$ 35,000		$ 30,000			$ 25,000			$ 25,000							$ 100,000
Net smelter return royalty due to NPX Metals																											3.00%
Common shares issued for cash consideration	1,678,612
Cash consideration for common shares	545
Percentage offered to Aurum to purchase right, title and interest percentage																										100.00%
Common shares issued in consideration for assignment of option																										4,000,000
Aurum deposit paid back to Company																							6,364
Aurum deposit applied to exploration costs																						45,000
Option to earn percent of interest in Newsboy Project																									100.00%
Conisderation to earn Newsboy Project																									3,425,000
Part of consideration previously paid by third party																									500,000
Balance of consideration due to Southwest																								2,925,000
First option payment, paid			150,000
Full balance payable			2,775,000
Paid to Southwest as part of option to purchase agreement by third parties			500,000
Aggregate units in Private Placement to purchase third party agreement			1,250,000
Paid to Southwest by third party for direct cost to acquire mineral property			50,000
Aggregate Units in Private Placement for acquiring mineral property			125,000
Reverse Merger Transaction
Aggregate shares of SG common stock issued and outstanding prior to closing of Merger																								14,357,135
Shares of SG outstanding common stock converted																								13,645,596
Aggregate shares of SG stock issued and outstanding prior to Merger converted to Series A Preferred Stock																								711,539
2011 Private Placement/2012 Private Placement
Aggregate units sold in Private Placement		7,380,600	9,127,250
Price per unit of shares sold in Private Placement		$ 0.25	$ 0.4
Percent of common stock equal to shares purchased in Private Placement		100.00%	50.00%
Exercise price per share of shares in three/four year warrant		$ 0.35	$ 0.6
Sold units of common shares		5,376,000	5,252,250
Sold units of Series A Preferred Stock			3,875,000
Sold units of Series B Preferred Stock		2,004,600
Total proceeds from sold units		1,845,150	3,650,900
Conversion of debt owed, aggregate amount			940,900
Cash proceeds generated from Private Placement		1,575,000	2,710,000
Sold units with gross proceeds																	2,000,000		5,380,600
Gross proceeds from units sold																	500,000
Units sold for the conversion of debt for legal fees																			804,600
Related interest to units sold for conversion of debt for legal fees																			276,000
Sold units with gross proceeds related to legal fees (B)																			1,345,150
Conversion of debt for legal fees, value																			200,000
Interest on conversion of debt for legal fees																			1,150
Legal fees, value																			69,000
Split-Off
Transferred outstanding capital stock in exchange for cancellation of shares			22,510,919
Split-Off shares left to stockholders prior to Merger			11,000,000
Company's public float prior to Merger, shares			9,000,000
Retained in pre-merger liabilities			13,383
Owed at merger date for collections on note payable			201,363
Reduction in additional paid-in-capital			214,746
Common Stock Options
Reserved shares of common stock for issuance																								4,500,000
Unrecognized compensation expense related to stock options		$ 543,661												$ 181,221
Stock options expected to be recognized over weighted average period		9 months
Convertible Preferred Stock
Designated Series A Preferred Stock	5,000,000
Series A Preferred Stock converted into common stock		1,586,539														2,312,500
Total Series A Preferred Stock converted into common stock																687,500
Designated Series B Preferred Stock																				5,000,000

STOCKHOLDER'S EQUITY (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Nov. 30, 2011	Jul. 19, 2011	Jun. 30, 2013 Series A Preferred Stock	Aug. 31, 2011 Series A Preferred Stock	Jun. 21, 2013 Private Placement	Dec. 17, 2012 Private Placement	Nov. 19, 2012 Private Placement	Jan. 02, 2012 Private Placement	Jun. 04, 2013 Arden Larsen	Feb. 04, 2013 February 2013 Private Placement	Jan. 16, 2013 Verge Consulting	Jan. 08, 2013 MockingJar, Inc.	Oct. 31, 2012 Series B Preferred Stock
Private Placement
Aggregate units sold in Private Placement							100,000			7,380,600	80,000	1,800,060
Aggregate units sold, per unit price							$ 0.25			$ 0.25	$ 0.25
Common stock for purchase equal to number of shares purchased in the 2012 Private Placement							100.00%			100.00%	100.00%
Exercise price per share for common stock							$ 0.35			$ 0.35	$ 0.35	$ 0.35
Aggregate units sold in the first closing									5,380,600
Conversion of debt and related interest sold in first closing									804,600
Units shares in exchange of legal fees in first closing									276,000
Gross proceeds in first closing									$ 1,345,150
Aggregate units sold in the second closing								2,000,000
Gross proceeds in second closing								500,000
Total shares of common stock sold								5,376,000
Total shares of Series B Preferred Stock sold								2,004,600
Total proceeds for the Company							25,000	1,845,150			20,000	450,015
Cash proceeds, net of converted debt and legal fees, generated by 2012 Private Placement								1,575,000
Purchase price per unit for units sold												$ 0.25
Issued shares of Common Stock												1,800,060
Placement agent fees paid in connection with the sale of Units												12,000
Acquired shares of the Company's Common Stock through Warrants												48,000
Investor's investment fee												1.00%
Investor's investment (maximum) fee												6.00%
Recent Sales of Unregistered Securities
Issued shares of common stock for future investor relations and consulting services													150,000	250,000
Convertible Preferred Stock
Preferred Stock designated as Series A Preferred Stock						5,000,000
Series A Preferred Stock converted into common stock					3,899,039
Total shares of Series A Preferred Stock remaining after conversions					687,500
Preferred Stock designated as Series B Preferred Stock															5,000,000
Common Stock Options
Reserved shares of common stock for issuance			4,500,000	250,000,000
Unrecognized compensation expense related to stock options	$ 181,221	$ 543,661

DERIVATIVE FINANCIAL INSTRUMENTS - Derivative warrants (Details) (USD $)	Dec. 31, 2012 Before November 2, 2012	Dec. 17, 2012 Closing date of private placement	Nov. 19, 2012 Closing date of private placement	Sep. 30, 2011 Closing date of private placement
Issuance of derivative warrants in private placement	$ 1,235,229			$ 1,235,229
Change in fair value of warrant liability	1,126,696			1,126,696
Balance	2,361,925			2,361,925
Issuance of derivative warrants in private placement (B)	1,658,128	312,978	1,345,150
Change in fair value of warrant liability (B)	(2,498,597)	72,276	(282,499)	(2,288,374)
Reclassification of warrant from liability to equity	(73,551)			(73,551)
Ending balance at December 31, 2012	$ 1,447,905	$ 385,254	$ 1,062,651

DERIVATIVE FINANCIAL INSTRUMENTS - Derivative warrants (Details) (USD $)	Jun. 21, 2013 Private Placement	Jun. 30, 2013 Total warrant liability	Feb. 04, 2013 Private Placement	Dec. 17, 2012 Private Placement	Nov. 19, 2012 Private Placement
Ending balance at December 31, 2012		$ 1,447,905		$ 385,254	$ 1,062,651
Issuance of derivative warrants in private placement	5,671	276,461	270,790
Change in fair value of warrant liability	(971)	(1,216,051)	(169,123)	(278,281)	(767,676)
Ending balance at June 30, 2013	$ 4,700	$ 508,315	$ 101,667	$ 106,973	$ 294,975

DERIVATIVE FINANCIAL INSTRUMENTS - Derivative warrants using Black-Scholes valuation technique (Details) (USD $)	Jun. 30, 2013 2012 Private Placement	Dec. 31, 2012 2012 Private Placement	Dec. 17, 2012 2012 Private Placement	Nov. 19, 2012 2012 Private Placement	Dec. 31, 2012 2011 Private Placement	Dec. 17, 2012 2011 Private Placement	Nov. 19, 2012 2011 Private Placement	Oct. 01, 2012 2011 Private Placement	Dec. 31, 2011 2011 Private Placement	Sep. 30, 2011 2011 Private Placement	Dec. 10, 2012 December 10, 2012
Fair market value of common stock	$ 0.18	$ 0.37	$ 0.32	$ 0.46	$ 0.37	$ 0.32	$ 0.46	$ 0.18	$ 0.95	$ 0.6	$ 0.35
Exercise price	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.6	$ 0.6	$ 0.6	$ 0.35
Term		4 years	4 years	4 years	4 years	4 years	4 years	2 years	3 years	3 years	3 years
Volatility range		68.30%	68.60%	68.70%	68.30%	68.60%	68.70%	69.70%	63.90%	68.50%	65.80%
Risk-free rate	0.66%	0.36%	0.37%	0.33%	0.36%	0.37%	0.33%	0.25%	0.50%	0.50%	0.33%

DERIVATIVE FINANCIAL INSTRUMENTS - Derivative warrants using Black-Scholes valuation technique (Details) (USD $)	Jun. 30, 2013 2012 Private Placement	Dec. 31, 2012 2012 Private Placement	Dec. 17, 2012 2012 Private Placement	Nov. 19, 2012 2012 Private Placement	Jun. 30, 2013 PrivatePlacementFebruary2013Member	Feb. 04, 2013 PrivatePlacementFebruary2013Member	Jun. 30, 2013 June 2013 Private Placement	Jun. 21, 2013 June 2013 Private Placement
Fair market value of common stock	$ 0.18	$ 0.37	$ 0.32	$ 0.46	$ 0.18	$ 0.32	$ 0.18	$ 0.2
Exercise price	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35
Term		4 years	4 years	4 years	3 years 7 months	4 years	2 years 11 months 23 days	3 years
Volatility range		68.30%	68.60%	68.70%	66.30%	63.90%	66.60%	65.70%
Risk-free rate	0.66%	0.36%	0.37%	0.33%	0.66%	0.37%	0.66%	0.70%

DERIVATIVE FINANCIAL INSTRUMENTS (Details Narrative)	Dec. 17, 2012	Nov. 19, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Private Placement closing date	4 years	4 years

NOTE PAYABLE (Details Narrative) (USD $)	15 Months Ended
	Mar. 31, 2014	Dec. 31, 2012	Dec. 10, 2012
Payables and Accruals [Abstract]
Secured loan from RMB		$ 4,200,000	$ 4,200,000
Arrangement fee paid by Standard Gold	7.00%
Minimum prepayment amounts			500,000
Quarterly interest payable in cash			7.00%
Issued warrants in connection with the Facility			7,000,000
Common stock per share exercisable after Closing Date			$ 0.35
Fair value of warrants			$ 1,063,592

COMMITMENTS - Schedule of payments to Mr. Larson (Details) (USD $)	Jun. 11, 2022	Jun. 11, 2021	Jun. 11, 2020	Jun. 11, 2019	Jun. 11, 2018	Jun. 11, 2017	Jun. 11, 2016	Jun. 11, 2015	Jun. 11, 2014	Jun. 11, 2013	Dec. 11, 2012	Jun. 11, 2012
Business Combinations [Abstract]
Payment amount to Mr. Larson	$ 75,000	$ 70,000	$ 65,000	$ 60,000	$ 55,000	$ 50,000	$ 45,000	$ 40,000	$ 35,000	$ 30,000	$ 25,000	$ 25,000

COMMITMENTS - Schedule of base net smelter return royalties(Details) (USD $)	Jun. 11, 2012
Maximum buy-down net smelter return royalty
GOLD	$ 0.5
GOLD (B)	$ 0.75
GOLD (C)	$ 1
GOLD (D)	$ 1.25
GOLD (E)	$ 1.5
GOLD (F)	$ 1.75
GOLD (G)	$ 2
SILVER	$ 0.5
SILVER (B)	$ 0.75
SILVER (C)	$ 1
SILVER (D)	$ 1.25
SILVER (E)	$ 1.5
SILVER (F)	$ 1.75
SILVER (G)	$ 2
OTHER	$ 1
Average market price, minimum
GOLD, Value per troy oz.	$ 0
GOLD (B), Value per troy oz.	1,201
GOLD (C), Value per troy oz.	1,601
GOLD (D), Value per troy oz.	2,001
GOLD (E), Value per troy oz.	2,401
GOLD (F), Value per troy oz.	2,801
GOLD (G), Value per troy oz.	3,200
SILVER, Value per troy oz.	0
SILVER (B), Value per troy oz.	15.01
SILVER (C), Value per troy oz.	30.01
SILVER (D), Value per troy oz.	45.01
SILVER (E), Value per troy oz.	60.01
SILVER (F), Value per troy oz.	75.01
SILVER (G), Value per troy oz.	90
Average market price, maximum
GOLD, Value per troy oz.	1,200
GOLD (B), Value per troy oz.	1,600
GOLD (C), Value per troy oz.	2,000
GOLD (D), Value per troy oz.	2,400
GOLD (E), Value per troy oz.	2,800
GOLD (F), Value per troy oz.	3,200
SILVER, Value per troy oz.	15
SILVER (B), Value per troy oz.	30
SILVER (C), Value per troy oz.	45
SILVER (D), Value per troy oz.	60
SILVER (E), Value per troy oz.	75
SILVER (F), Value per troy oz.	$ 90
Base net smelter return royalty
GOLD	$ 1
GOLD (B)	$ 1.5
GOLD (C)	$ 2
GOLD (D)	$ 2.5
GOLD (E)	$ 3
GOLD (F)	$ 3.5
GOLD (G)	$ 4
SILVER	$ 1
SILVER (B)	$ 1.5
SILVER (C)	$ 2
SILVER (D)	$ 2.5
SILVER (E)	$ 3
SILVER (F)	$ 3.5
SILVER (G)	$ 4
OTHER	$ 2

COMMITMENTS - Schedule of commitment to spend Klondike Project (Details) (USD $)	Jun. 11, 2017	Jun. 11, 2016	Jun. 11, 2015	Jun. 11, 2014	Jun. 11, 2013
Business Combinations [Abstract]
Spent to benefit the Klondike Project	$ 200,000	$ 200,000	$ 200,000	$ 150,000	$ 100,000

INCOME TAXES - Effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	3500.00%	3500.00%
Other	0.57%	0.00%
Permanent differences	0.02%	0.00%
Increase in valuation allowance	34.41%	35.00%

INCOME TAXES - Components of deferred tax assets and liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Federal and state net operating loss carryovers	$ 1,118,955	$ 199,485
Mineral Property	119,639	12,969
Warrant Liability		394,344
Stock compensation	443,989	137,266
Accrued vacation	2,962
Reorganization Costs		49,886
Deferred tax asset	1,685,545	793,950
Deferred tax liabilities:
Warrant Liability	(480,165)
Total deferred liabilities	(480,165)
Net deferred tax asset	1,205,380	793,950
Less: valuation allowance	$ (1,205,380)	$ (793,950)

INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 3,197,014
Increase in valuation allowance	$ 411,430	$ 976,913

ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT - Schedule of payment to purchase the Klondike Project (Details) (USD $)	Jun. 11, 2022	Jun. 11, 2021	Jun. 11, 2020	Jun. 11, 2019	Jun. 11, 2018	Jun. 11, 2017	Jun. 11, 2016	Jun. 11, 2015	Jun. 11, 2014	Jun. 11, 2013	Dec. 11, 2012	Jun. 11, 2012	Jun. 30, 2010
Business Combinations [Abstract]
Payment amount to Mr. Larson	$ 75,000	$ 70,000	$ 65,000	$ 60,000	$ 55,000	$ 50,000	$ 45,000	$ 40,000	$ 35,000	$ 30,000	$ 25,000	$ 25,000	$ 100,000

ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT - Schedule for the option to buy-down royalty component (Details) (USD $)	Jun. 11, 2012
Maximum buy-down net smelter return royalty
GOLD	$ 0.5
GOLD (B)	$ 0.75
GOLD (C)	$ 1
GOLD (D)	$ 1.25
GOLD (E)	$ 1.5
GOLD (F)	$ 1.75
GOLD (G)	$ 2
SILVER	$ 0.5
SILVER (B)	$ 0.75
SILVER (C)	$ 1
SILVER (D)	$ 1.25
SILVER (E)	$ 1.5
SILVER (F)	$ 1.75
SILVER (G)	$ 2
OTHER	$ 1
Average market price, minimum
GOLD, Value per troy oz.	$ 0
GOLD (B), Value per troy oz.	1,201
GOLD (C), Value per troy oz.	1,601
GOLD (D), Value per troy oz.	2,001
GOLD (E), Value per troy oz.	2,401
GOLD (F), Value per troy oz.	2,801
GOLD (G), Value per troy oz.	3,200
SILVER, Value per troy oz.	0
SILVER (B), Value per troy oz.	15.01
SILVER (C), Value per troy oz.	30.01
SILVER (D), Value per troy oz.	45.01
SILVER (E), Value per troy oz.	60.01
SILVER (F), Value per troy oz.	75.01
SILVER (G), Value per troy oz.	90
Average market price, maximum
GOLD, Value per troy oz.	1,200
GOLD (B), Value per troy oz.	1,600
GOLD (C), Value per troy oz.	2,000
GOLD (D), Value per troy oz.	2,400
GOLD (E), Value per troy oz.	2,800
GOLD (F), Value per troy oz.	3,200
SILVER, Value per troy oz.	15
SILVER (B), Value per troy oz.	30
SILVER (C), Value per troy oz.	45
SILVER (D), Value per troy oz.	60
SILVER (E), Value per troy oz.	75
SILVER (F), Value per troy oz.	$ 90
Base net smelter return royalty
GOLD	$ 1
GOLD (B)	$ 1.5
GOLD (C)	$ 2
GOLD (D)	$ 2.5
GOLD (E)	$ 3
GOLD (F)	$ 3.5
GOLD (G)	$ 4
SILVER	$ 1
SILVER (B)	$ 1.5
SILVER (C)	$ 2
SILVER (D)	$ 2.5
SILVER (E)	$ 3
SILVER (F)	$ 3.5
SILVER (G)	$ 4
OTHER	$ 2

ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT - Commitment to spend to benefit the Klondike Project (Details) (USD $)	Jun. 11, 2017	Jun. 11, 2016	Jun. 11, 2015	Jun. 11, 2014	Jun. 11, 2013
Business Combinations [Abstract]
Spent to benefit the Klondike Project	$ 200,000	$ 200,000	$ 200,000	$ 150,000	$ 100,000

ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 11, 2012 Claims
Business Combinations [Abstract]
Interest purchased in the Klondike Project			$ 100
Unpatented mining claims acquired			64
Recently stated additional claims			100
Total payment to acquire Klondike Project	575,000	575,000
Buy-down royalty payments	$ 500,000	$ 500,000
Base net smelter return royalties			0.25%

NOTE PAYABLE (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	15 Months Ended
	Dec. 11, 2012	May 30, 2012	Mar. 31, 2014	Dec. 31, 2012	Dec. 10, 2012
Payables and Accruals [Abstract]
Secured loan from RMB				$ 4,200,000	$ 4,200,000
Arrangement fee paid by Standard Gold			7.00%
Arrangement fee amount	294,000
Arrangement fee portion paid		50,000
Arrangement fee portion paid	244,000
Draw down amount	745,000
Minimum prepayment amounts					500,000
Quarterly interest payable in cash					7.00%
Issued warrants in connection with the Facility					7,000,000
Common stock per share exercisable after Closing Date					$ 0.35
Fair value of warrants					$ 1,063,592

COMMITMENTS (Details Narrative) (USD $)	Sep. 30, 2011	Sep. 28, 2011
Commitments Details Narrative
Percentage of property interest in Newsboy Project property		100.00%
Total consideration claim for Newsboy Project property		$ 3,425,000
Total advance consideration claim for Newsboy Project property		500,000
Balance consideration claim for Newsboy Project property	2,925,000
Balance consideration claim for Newsboy Project property (Due January 1, 2012)		150,000
Balance consideration claim for Newsboy Project property (Due July 1, 2012)		150,000
Balance consideration claim for Newsboy Project property (Due January 1, 2013)		200,000
Balance consideration claim for Newsboy Project property (Due July 1, 2013)		200,000
Balance consideration claim for Newsboy Project property (Due January 1, 2014)		250,000
Balance consideration claim for Newsboy Project property (Due July 1, 2014)		250,000
Balance consideration claim for Newsboy Project property (Due January 1, 2015)		300,000
Balance consideration claim for Newsboy Project property (Due July 1, 2015)		300,000
Balance consideration claim for Newsboy Project property (Due January 1, 2016)		350,000
Balance consideration claim for Newsboy Project property (Due July 1, 2016)		350,000
Balance consideration claim for Newsboy Project property (Due January 1, 2017)		$ 425,000
Percentage of Newsboy property net smelter return royalty		2.00%
Stock and warrant units issued in private placement		1,250,000

COMMITMENTS (Details Narrative 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 11, 2012 Claims
Commitments Details Narrative 2
Interest purchased in the Klondike Project			10000.00%
Unpatented mining claims acquired			64
Stated additional claims			168
Total payment to acquire Klondike Project	$ 575,000	$ 575,000
Buy-down royalty payments	$ 500,000	$ 500,000
Base net smelter return royalties			0.25%

SUBSEQUENT EVENTS (Details Narrative) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Jan. 16, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 06, 2013	Feb. 04, 2013	Jan. 30, 2013
Subsequent Events [Abstract]
Shares of common stock issued for consulting services	250,000
Shares of common stock issued to Verge Consulting	150,000
Received from RMB as part of Facility Agreement				$ 242,175		$ 316,856
Units sold in February Private Placement					1,800,060
Gross proceeds to certain accredited investors					450,015
Unit purchase price, per Unit					0.25
Common stock purchased, exercise price					0.35
Common stock issued in connection with the private placement					1,800,060
Paid placement agent fees in cash		$ 1,300,000	$ 12,000
Warrant to acquire common stock issued to placement agent			48,000
Obligation to pay investors fee, percentage			1.00%

SUBSEQUENT EVENTS (Details Narrative)	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2012 Common Stock	Jul. 23, 2013 Common Stock Subsequent Event	Jul. 16, 2013 Common Stock Subsequent Event	Dec. 31, 2012 Preferred Stock	Jul. 23, 2013 Preferred Stock Subsequent Event	Jul. 16, 2013 Preferred Stock Subsequent Event
Preferred stock shares issued in exchange of common stock (in shares)	1,586,539	804,600	800,000	(1,586,539)	804,600	800,000